As filed with the Securities and Exchange Commission on June 2, 2005

                                             Securities Act File No. 333-123779
                                      Investment Company Act File No. 811-21744

===============================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                          --------------------------


                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       Pre-Effective Amendment No. 1              |X|
                       Post-Effective Amendment No.               |_|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940              |X|
                              Amendment No. 1                     |X|
                       (Check appropriate box or boxes)

                          --------------------------

                               FDP Series, Inc.
              (Exact Name of Registrant as Specified in Charter)

                          --------------------------

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

                                (609) 282-2800
             (Registrant's Telephone Number, Including Area Code)

                          --------------------------

                              Robert C. Doll, Jr.
                               FDP Series, Inc.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                          --------------------------

                                  Copies to:

      Counsel for the Fund:
 Laurin Blumenthal Kleiman, Esq.                   Andrew J. Donohue, Esq.
 SIDLEY AUSTIN BROWN & WOOD LLP                  FUND ASSET MANAGEMENT, L.P.
       787 Seventh Avenue                               P.O. Box 9011
  New York, New York 10019-6018                Princeton, New Jersey 08543-9011

                          --------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

                          --------------------------


Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

                          --------------------------



The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


===============================================================================

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION


                 PRELIMINARY PROSPECTUS, Dated June 2, 2005


Prospectus
[o], 2005

FDP Series, Inc.


MFS Research International FDP Fund
Marsico Growth FDP Fund
Van Kampen Value FDP Fund
Franklin Templeton Total Return FDP Fund






This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                                                                          PAGE


KEY FACTS
-------------------------------------------------------------------------------

FDP Series at a Glance........................................................4

Risk/Return Bar Charts.......................................................10

Fees and Expenses............................................................11

DETAIL ABOUT THE FUNDS
-------------------------------------------------------------------------------

How the Funds Invest

         MFS Research International FDP Fund.................................15

         Marsico Growth FDP Fund.............................................16

         Van Kampen Value FDP Fund...........................................18

         Franklin Templeton Total Return FDP Fund............................21

Investment Risks.............................................................24

YOUR ACCOUNT
-------------------------------------------------------------------------------

Pricing of Shares............................................................34

How to Buy, Sell, Transfer and Exchange Shares...............................42

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

Fund Asset Management........................................................52

The Sub-Advisers.............................................................53

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Shareholder Reports..................................................Back Cover

Statement of Additional Information..................................Back Cover



                               FDP SERIES, INC.

Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.




Common Stock -- securities representing shares of ownership of a corporation.

Preferred Stock -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities -- fixed income securities, such as bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Depositary Receipts --receipts issued by a bank or trust company that evidence underlying securities issued by foreign corporations.

Emerging Market Issuers--countries in the initial stages of their industrialization cycles with low per capita income.


Equity Securities -- common stock, preferred stock, securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock.




FDP SERIES AT A GLANCE
-------------------------------------------------------------------------------

FDP Series, Inc. is an open end investment company that currently consists of four separate series. Each series listed below is, in effect, a separate Fund that issues its own shares:



     o    MFS Research International FDP Fund

     o    Marsico Growth FDP Fund

     o    Van Kampen Value FDP Fund

     o    Franklin Templeton Total Return FDP Fund


What are the Funds' investment objectives?


MFS Research International FDP Fund. The Fund's investment objective is to provide shareholders with capital appreciation.

Marsico Growth FDP Fund. The Fund's investment objective is to provide shareholders with long term growth of capital.

Van Kampen Value FDP Fund. The Fund's investment objective is to provide shareholders with capital growth and income.

Franklin Templeton Total Return FDP Fund. The Fund's primary objective is to provide shareholders with high current income, consistent with preservation of capital. Its secondary objective is capital appreciation over the long term.

What are the Funds' main investment strategies?

MFS Research International FDP Fund. The MFS Research International FDP Fund invests, under normal market conditions, at least 65% of its assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The Fund focuses on foreign companies (including emerging market issuers) that the Fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Fund does not generally emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


                               FDP SERIES, INC.

Large Cap Companies (Marsico Growth FDP Fund)-- under current market conditions, companies whose market capitalization is at least $4 billion at the time of purchase. This definition of large cap companies may be changed in response to changes in the markets.

Top-Down -- an investment style that considers such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape.

Bottom-Up -- an investment style that emphasizes analysis of individual stocks over economic and market cycles.

Investment Grade -- the four highest rating categories of recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's and Fitch Ratings.

Financial Futures Contracts -- an agreement to buy or sell a specific security or securities at a specified future date and price.

Marsico Growth FDP Fund. The Marsico Growth FDP Fund invests primarily in equity securities of large cap companies that are selected for their growth potential. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. It may hold up to 25% of its assets in foreign securities. Marsico uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

Van Kampen Value FDP Fund. Under normal market conditions, the Van Kampen Value FDP Fund invests primarily in a portfolio of equity securities, consisting principally of common stocks. The Fund invests in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by Van Kampen Asset Management ("Van Kampen"), the Fund's sub-adviser, to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of Van Kampen of the capital growth and income potential of such securities materially change. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in the securities of companies with small or medium capitalizations.

The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Franklin Templeton Total Return FDP Fund. Under normal market conditions, the Franklin Templeton Total Return FDP Fund invests at least 85% of its assets in investment grade debt securities. The Fund focuses on government and corporate debt securities and mortgage and asset-backed securities.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The mortgage securities purchased by the Fund are generally issued or guaranteed by the U.S. government, its agencies or instrumentalities.

In order to effectively manage cash flows in or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. The Fund uses futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market.

The Fund may invest up to 20% of its total assets in foreign securities and up to 10% of its total assets in non-U.S. dollar denominated securities.



                               FDP SERIES, INC.

What are the main risks of investing in the Funds?

The Funds cannot guarantee that they will achieve their investment objectives.


As with any fund, the value of a Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because a particular market in which a Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of a Fund's investments goes down, you may lose money.

MFS Research International FDP Fund.


Because the Fund invests most of its assets in non-U.S. securities, the Fund is subject to the risks of investing in foreign securities. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is in a country with an emerging capital market.


The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a Fund with less active trading policies, which would increase an investor's tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

The Fund may engage in over-the-counter (OTC) transactions, which may involve additional risks. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks and the Fund may experience difficulty in buying and selling these securities at a fair price.

The Fund may invest in convertible securities. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Marsico Growth FDP Fund.


The Fund uses a growth investing style. Historically, growth stocks have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.


The Fund is subject to the risks of investing in foreign securities. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.



                               FDP SERIES, INC.

While this Fund invests in a wide range of companies and industries, it holds fewer investments than other kinds of funds. This means it can have greater price swings than more diversified funds. It also means it may have relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

Van Kampen Value FDP Fund.


The Fund uses a value investing style. Historically, value stocks have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.


The Fund is subject to the risks of investing in foreign securities. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Fund may invest in the securities of companies with small or medium capitalizations. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in small- or medium-sized companies, the Fund may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

Derivative instruments used by the Fund involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.


                               FDP SERIES, INC.

Credit Risk -- the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk -- the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk -- the risk that certain obligations will be paid off more slowly by the obligor than anticipated, causing the value of these securities to fall.




Franklin Templeton Total Return FDP Fund. The Fund is subject to interest rate risk. Generally, when interest rates go up, the value of certain fixed income securities goes down.


The Fund is also subject to credit risk. The Fund may invest its assets in foreign securities, which may involve additional risks beyond those of U.S. securities, such as changes in foreign currency exchange rates, liquidity risk, and political, social and economic instability.


Certain investments the Fund makes may also be subject to the risks associated with investments in mortgage-backed securities, including prepayment risk (when interest rates fall) and extension risk (when interest rates rise). Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.


Who should invest?

The Funds are offered exclusively through the Funds Diversified Portfolios(SM)
(FDP) Service, a non-discretionary brokerage service that offers investors a diversified portfolio of mutual funds.

Investors should consider their own investment goals, time horizon and risk tolerance before investing in any Fund. An investment in any Fund may not be appropriate for all investors and is not by itself intended to be a complete investment program.


MFS Research International FDP Fund may be an appropriate investment for you if you:

     o    Are investing with long-term goals


     o Want a professionally managed and diversified portfolio of equity investments in countries outside the United States as part of your total investment portfolio


     o Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation


     o    Are not looking for current income

     o Can tolerate the increased price volatility and currency fluctuations associated with investments in non-U.S. securities


Marsico Growth FDP Fund may be an appropriate investment for you if you:

     o    Are investing with long-term goals

     o Want a professionally managed diversified portfolio of large cap equity securities as part of your total investment portfolio


     o Are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth

     o    Are not looking for a significant amount of current income


     o    Are looking for a Fund that uses a growth investing style



                               FDP SERIES, INC.

Van Kampen Value FDP Fund may be an appropriate investment for you if you:

     o    Are investing with long-term goals

     o Want a professionally managed and diversified portfolio of equity securities as part of your total investment portfolio


     o Are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth


     o    Are looking for a Fund that uses a value investing style

Franklin Templeton Total Return FDP Fund may be an appropriate investment for you if you:

     o Are looking for an investment that provides current income and capital appreciation over the long-term


     o Want a professionally managed and diversified portfolio without the administrative burdens of direct investments in fixed-income securities

     o Are willing to accept the risk of loss of income and principal caused by negative economic developments, changes in interest rates or adverse changes in the price of bonds in general


     o    Are willing to accept credit risk



                               FDP SERIES, INC.

Key Facts


RISK/RETURN BAR CHARTS
-------------------------------------------------------------------------------

Because the Funds are new, they do not have performance information an investor would find useful in evaluating the risks of investing in the Funds.



                               FDP SERIES, INC.

Key Facts

UNDERSTANDING
EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these fees include sales charges that you may pay when you buy or sell shares of a Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating a Fund.

Management Fee -- a fee paid to the Investment Adviser for managing a Fund.

Distribution Fees -- fees used to support a Fund's marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.


FEES AND EXPENSES
-------------------------------------------------------------------------------

Each Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial adviser or other financial intermediary can help you with this decision.

The following tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of each of the Funds. Future expenses may be greater or less than those indicated below.


MFS Research International FDP Fund

Shareholder Fees (Fees paid directly                       Class
from your investment)(a):                        Class A     B(b)      Class C   Class I
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           5.25%(c)   None       None       5.25%(c)
purchases (as a percentage of offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None(d)    4.00%(c)   1.00%(c)   None(d)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)imposed on            None       None       None       None
Dividend Reinvestments
------------------------------------------------------------------------------------------
Redemption Fee(e)                                2.00%      2.00%      2.00%      2.00%
------------------------------------------------------------------------------------------
Exchange Fee                                     None       None       None       None
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets):
------------------------------------------------------------------------------------------
Management Fee(f)                                0.90%      0.90%      0.90%      0.90%
------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(g)      0.25%      1.00%      1.00%      None
------------------------------------------------------------------------------------------
Other Expenses (including transfer agency        0.35%      0.35%      0.35%      0.35%
fees)(h)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.50%      2.25%      2.25%      1.25%
------------------------------------------------------------------------------------------


Marsico Growth FDP Fund

Shareholder Fees (fees paid directly             Class A   Class       Class C   Class I
from your investment)(a):                                    B(b)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           5.25%(c)   None       None
purchases (as a percentage of offering price)                                     5.25%(c)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None(d)    4.00%(c)   1.00%(c)   None(d)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           None       None       None       None
Dividend Reinvestments
------------------------------------------------------------------------------------------
Redemption Fee                                   None       None       None       None
------------------------------------------------------------------------------------------
Exchange Fee                                     None       None       None       None
------------------------------------------------------------------------------------------
Annual Fund Operating  Expenses (expenses that
are deducted from Fund assets):
------------------------------------------------------------------------------------------
Management Fee(f)                                0.80%      0.80%      0.80%      0.80%
------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(g)      0.25%      1.00%      1.00%      None
------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees   0.30%      0.30%      0.30%      0.30%
and Administration Fee)(h)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.35%      2.10%      2.10%      1.10%
------------------------------------------------------------------------------------------

(footnotes appear on following page)



                               FDP SERIES, INC.

Van Kampen Value FDP Fund

Shareholder Fees (fees paid directly             Class A   Class       Class C   Class I
from your investment)(a):                                    B(b)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           5.25%(c)   None       None       5.25%(c)
purchases (as a percentage of offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None(d)    4.00%(c)   1.00%(c)   None(d)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           None       None       None       None
Dividend Reinvestments
------------------------------------------------------------------------------------------
Redemption Fee                                   None       None       None       None
------------------------------------------------------------------------------------------
Exchange Fee                                     None       None       None       None
------------------------------------------------------------------------------------------
Annual Fund Operating  Expenses (expenses that
are deducted from Fund assets):
------------------------------------------------------------------------------------------
Management Fee(f)                                0.70%      0.70%      0.70%      0.70%
------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(g)      0.25%      1.00%      1.00%      None
------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees   0.30%      0.30%      0.30%      0.30%
and Administration Fee)(h)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.25%      2.00%      2.00%      1.00%
------------------------------------------------------------------------------------------


Franklin Templeton Total Return FDP Fund

Shareholder Fees (fees paid directly             Class A   Class       Class C   Class I
from your investment)(a):                                    B(b)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           4.00%(c)   None       None
purchases (as a percentage of offering price)                                     4.00%(c)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None(d)    4.00%(c)   1.00%(c)   None(d)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on           None       None       None       None
Dividend Reinvestments
------------------------------------------------------------------------------------------
Redemption Fee                                   None       None       None       None
------------------------------------------------------------------------------------------
Exchange Fee                                     None       None       None       None
------------------------------------------------------------------------------------------
Annual Fund Operating  Expenses (expenses that
are deducted from Fund assets):
------------------------------------------------------------------------------------------
Management Fee(f)                                0.40%      0.40%      0.40%      0.40%
------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(g)      0.25%      0.75%      0.80%      None
------------------------------------------------------------------------------------------
Other Expenses (including transfer agency        0.27%      0.27%      0.27%      0.27%
fees)(h)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             0.92%      1.42%      1.47%      0.67%
------------------------------------------------------------------------------------------


(a) In addition, your financial adviser may charge a processing fee in connection with buying or redeeming shares through the FDP Service. See "Your Account -- How to Buy, Sell, Transfer and Exchange Shares."


(b) Class B shares automatically convert to Class A shares approximately eight years (ten years in the case of Franklin Templeton Total Return FDP
     Fund) after you buy them and will no longer be subject to distribution fees.


(c) Some investors may qualify for reductions in or waivers of the sales charge (load). See "Your Account -- Pricing of Shares."

(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.


(e) A redemption fee may be charged on redemptions of MFS Research International FDP Fund shares made within 30 days of purchase. The Fund retains this redemption fee. See "Your Account -- Pricing of Shares -- Redemption Fee."

(f) The Investment Adviser has entered into agreements with a sub-adviser on behalf of each Fund under which the Investment Adviser pays a fee out of its management fee for its services at the following annual rates, based on the Fund's average daily net assets:


(footnotes continued on following page)


                               FDP SERIES, INC.

              --------------------------------------------------------
              MFS Research International FDP Fund                0.45%
              --------------------------------------------------------
              Marsico Growth FDP Fund                            0.40%
              --------------------------------------------------------
              Van Kampen Value FDP Fund                          0.35%
              --------------------------------------------------------
              Franklin Templeton Total Return FDP Fund           0.25%
              --------------------------------------------------------

(g) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in this Prospectus and in all other Fund materials. If you hold Class B or Class C shares over time, it may cost you more in distribution and account maintenance (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.


(h) Based on estimated amounts for the Funds' first fiscal year. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Funds. Each Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Funds. The Funds reimburse the Investment Adviser or its affiliates for such services.


Examples:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


MFS Research International FDP Fund
-------------------------------------------------------------------------------


EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 670            $  974
       -----------------------------------------------------
       Class B                $ 628            $1,003
       -----------------------------------------------------
       Class C                $ 328            $  703
       -----------------------------------------------------
       Class I                $ 646            $  901
       -----------------------------------------------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 670            $  974
       -----------------------------------------------------
       Class B                $ 228            $  703
       -----------------------------------------------------
       Class C                $ 228            $  703
       -----------------------------------------------------
       Class I                $ 646            $  901
       -----------------------------------------------------

Marsico Growth FDP Fund
-------------------------------------------------------------------------------


EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 655            $  930
       -----------------------------------------------------
       Class B                $ 613            $  958
       -----------------------------------------------------
       Class C                $ 313            $  658
       -----------------------------------------------------
       Class I                $ 631            $  856
       -----------------------------------------------------


                               FDP SERIES, INC.

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 655            $  930
       -----------------------------------------------------
       Class B                $ 213            $  658
       -----------------------------------------------------
       Class C                $ 213            $  658
       -----------------------------------------------------
       Class I                $ 631            $  856
       -----------------------------------------------------



Van Kampen Value FDP Fund

-------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 646            $  901
       -----------------------------------------------------
       Class B                $ 603            $  927
       -----------------------------------------------------
       Class C                $ 303            $  627
       -----------------------------------------------------
       Class I                $ 622            $  827
       -----------------------------------------------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $ 646            $  901
       -----------------------------------------------------
       Class B                $ 203            $  627
       -----------------------------------------------------
       Class C                $ 203            $  627
       -----------------------------------------------------
       Class I                $ 622            $  827
       -----------------------------------------------------

Franklin Templeton Total Return FDP Fund

-------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $  490           $  682
       -----------------------------------------------------
       Class B                $  545           $  749
       -----------------------------------------------------
       Class C                $  250           $  465
       -----------------------------------------------------
       Class I                $  466           $  606
       -----------------------------------------------------




EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------


                               1 Year           3 Years
       -----------------------------------------------------
       Class A                $  490           $  682
       -----------------------------------------------------
       Class B                $  145           $  449
       -----------------------------------------------------
       Class C                $  150           $  465
       -----------------------------------------------------
       Class I                $  466           $  606
       -----------------------------------------------------



                               FDP SERIES, INC.

Details About the Funds

ABOUT THE INVESTMENT ADVISER


The MFS Research International FDP Fund is managed by Fund Asset Management.




ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER


The MFS Research International FDP Fund is sub-advised by Massachusetts Financial Services Company (MFS). The Fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection.







HOW THE FUNDS INVEST
-------------------------------------------------------------------------------


How the MFS Research International FDP Fund Invests:

The Fund's investment objective is capital appreciation. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the MFS Research International FDP Fund uses in seeking to achieve its investment objective.

The Fund invests, under normal market conditions, at least 65% of its assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The Fund focuses on foreign companies (including emerging market issuers) that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Fund does not generally emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The Fund's assets are allocated among various sectors. A team of investment research analysts selects portfolio securities for the Fund.

The Fund may engage in active and frequent trading to achieve its principal investment strategies.

Other Strategies. In addition to the main strategies discussed above, the MFS Research International FDP Fund may use certain other investment strategies:


The Fund will normally invest a portion of its assets in U.S. dollars or in short-term instruments, such as money market securities and repurchase agreements for temporary emergency purposes or to meet redemptions. The Fund may also invest, without limit, in short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when Fund management believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and may, therefore, limit the Fund's ability to achieve its investment objective.

The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The derivatives that the Fund may use include futures, forwards, options, indexed and inverse securities and swaps.


The Fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds.


                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER


The Marsico Growth FDP Fund is managed by Fund Asset Management.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER

Marsico Capital Management, LLC (Marsico) is the Marsico Growth FDP Fund's sub-adviser. Thomas F. Marsico is the Fund's portfolio manager.



How the Marsico Growth FDP Fund Invests:

The Fund's investment objective is long term growth of capital. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the Marsico Growth FDP Fund uses in seeking to achieve its investment objective.

The Marsico Growth FDP Fund invests primarily in equity securities of large cap companies that are selected for their growth potential. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


                               FDP SERIES, INC.

The Fund's core investments generally are comprised of well-known, established growth companies. However, the Fund also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Fund may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Other Strategies. In addition to the main strategies discussed above, the Marsico Growth FDP Fund may use certain other investment strategies:


The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.


The Fund may also invest in securities that are not part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities; including: convertible securities, corporate debt securities, preferred stock, illiquid securities, high-yield/lower-rated debt securities; private placements and other restricted securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities. There are no restrictions on the maturity of the debt securities in which the Fund may invest.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, options, indexed securities and inverse securities, stripped securities, warrants and swap contracts, and forward foreign currency exchange contracts.


As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.


                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER

The Van Kampen Value FDP Fund is managed by Fund Asset Management.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER

Van Kampen Asset Management (Van Kampen) is the Van Kampen Value FDP Fund's sub-adviser. The Fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection. Current members of the team include B. Robert Baker, Jr., Jason S. Leder, and Kevin C. Holt.



How the Van Kampen Value FDP Fund Invests:

The Fund's investment objective is capital growth and income. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the Van Kampen Value FDP Fund uses in seeking to achieve its investment objective.

In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Fund management generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-sized companies. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in small- or medium-sized companies, the Fund may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Fund may dispose of a security whenever, in the opinion of Fund management, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

Under normal market conditions, Fund management seeks to achieve the Fund's investment objective by investing in equity securities, consisting principally of common stocks and also may invest in other equity securities, including preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment.

The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.


                               FDP SERIES, INC.

Other Strategies. In addition to the main strategies discussed above, the Van Kampen Value FDP Fund may use certain other investment strategies:


The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.


For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Fund may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund generally holds up to 10% of its total assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity (collectively, "temporary investments"). High-quality short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, banker's acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Investment grade corporate debt securities include securities rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"). The market prices of such debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities may decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities tend to fluctuate more in response to changes in interest rates than shorter-term securities. Securities rated Baa by Moody's or BBB by S&P are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities.


                               FDP SERIES, INC.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when Fund management believes the potential for capital growth or income has lessened, or for other reasons. The Fund's portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if Fund management considers portfolio changes appropriate.



                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER


The Franklin Templeton Total Return FDP Fund is managed by Fund Asset Management, L.P.


ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER


Franklin Advisers, Inc. (Franklin Advisers) is the Franklin Templeton Total Return FDP Fund's sub-adviser. The Fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection, including: Roger Bayston, Ken Burns and Christopher Molumphy.



How the Franklin Templeton Total Return FDP Fund Invests:

The main objective of the Fund is high current income, consistent with preservation of capital. The Fund also seeks capital appreciation over the long-term. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the Franklin Templeton Total Return FDP Fund uses in seeking to achieve its investment objectives:

Under normal market conditions, the Fund invests at least 85% of its assets in investment grade debt securities. The Fund focuses on government and corporate debt securities and mortgage and asset-backed securities. The Fund generally invests in investment grade securities or in unrated securities Fund management determines are comparable. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The mortgage securities purchased by the Fund are generally issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Other Fund investments in U.S. government securities may include securities issued by U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Although U.S. government-sponsored entities may be chartered by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. For example, Fannie Mae and Freddie Mac pass-through mortgage certificates are backed by the credit of the respective instrumentality. The U.S. Department of the Treasury, however, has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yield of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Asset-backed securities are securities backed by loans, leases, and other receivables.


                               FDP SERIES, INC.

Junk Bonds -- Debt securities that are rated below investment grade by recognized rating agencies, including Moody's, S&P and Fitch, or unrated securities that Fund management believes are of comparable quality.



The Fund may also invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

In order to effectively manage cash flows in or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. The Fund uses futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market.

The Fund also may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

In choosing investments, Fund management selects securities in various market sectors based on Fund management's assessment of changing economic, market, industry and issuer conditions. Fund management uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Fund management evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Fund may invest up to 20% of its total assets in foreign securities and up to 10% of its total assets in non-U.S. dollar denominated securities.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may invest up to 15% of total assets in non-investment grade debt securities, sometimes called junk bonds, including up to 5% in securities rated lower than B by S&P or Moody's, which may include defaulted securities.

Under unusual market or economic conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its net assets in U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the highest rating category by a recognized rating service, money market funds, repurchase agreements, cash or other high quality fixed-income securities that are consistent with the Fund's objectives. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. Temporary defensive positions may limit the potential for an increase in the value of your Fund's shares or for the Fund to achieve its investment objectives.

The Fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities.


                               FDP SERIES, INC.

The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments, and may enter into standby commitment agreements. The Fund may also invest up to 15% of its net assets in illiquid securities.


                               FDP SERIES, INC.

Details About the Funds

INVESTMENT RISKS
-------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in each Fund. As with any fund, there can be no guarantee that a Fund will meet its objective, or that a Fund's performance will be positive over any period of time.


Set forth below are the main risks of investing in each Fund:

Market Risk and Selection Risk -- Market risk is the risk that a stock market in one or more markets in which a Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Foreign Securities Risk -- Securities traded in non-U.S. markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may go up and down more than prices of securities traded in the United States.

          Foreign Economy Risk -- The economies of certain non-U.S. markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and may be more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, governments of certain countries may prohibit or impose substantial restrictions on investing in their capital markets or in certain industries. Any of these actions could affect security prices, impair a Fund's ability to purchase or sell non-U.S. securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities and political and social instability. Legal remedies and enforcement procedures available to investors in non-U.S. countries may be less extensive than those available to investors in the United States.


                               FDP SERIES, INC.

          Currency Risk -- Securities in which a Fund may invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates may affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

          Certain Risks of Holding Fund Assets Outside the United States -- A Fund generally holds its non-U.S. securities and cash in non-U.S. banks and securities depositories. Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a non-U.S. bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain non-U.S. markets than in the United States. The increased expense of investing in non-U.S. markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the United States.

          Settlement Risk -- Settlement and clearance procedures in certain non-U.S. markets may differ significantly from those in the United States and may involve certain risks not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines, or if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

          Government Supervision and Regulation/Accounting Standards -- Many non-U.S. governments may supervise and regulate stock exchanges, brokers and the sale of securities less stringently than the United States does. Some countries do not have the same laws to protect investors the way that the U.S. securities laws do. For example, some non-U.S. countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.


Emerging Market Risks (Main Risk for MFS International, Marsico Growth and Van Kampen Value FDP Funds only) - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or


                               FDP SERIES, INC.

developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they may develop unevenly and/or never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since such markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earning ratios, may not apply to certain small markets.


Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.


MFS Research International FDP Fund may also be subject to the following main risks:

Geographic Concentration Risk - The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Active or Frequent Trading - The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a Fund with less active trading policies, which would increase an investor's tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

OTC Risk - The Fund may engage in over-the-counter (OTC) transactions, which may involve additional risks. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volumes than exchange listed stocks and the Fund may experience difficulty in buying and selling these securities at a fair price.


Convertible Securities - Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible's value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.


                               FDP SERIES, INC.

Marsico Growth FDP Fund and Van Kampen Value FDP Fund may also be subject to the following main risks:

Investing Style Risk -- Historically, growth investments, as emphasized by the Marsico Growth FDP Fund, have performed best during the later stages of economic expansion and value investments, as emphasized by the Van Kampen Value FDP Fund, have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may over time go in and out of favor. At times when an investing style used by the applicable Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Small and Medium Sized Companies -- The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent a Fund invests in small- or medium-sized companies, the Fund may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

Van Kampen Value FDP Fund and Franklin Templeton Total Return FDP Fund may also be subject to the following main risks:

Derivatives (Main Risk for Van Kampen Value and Franklin Templeton Total Return FDP Funds only; secondary risk for MFS International and Marsico Growth FDP Funds) - A Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

          Credit risk - the risk that the counterparty (the party on the other side of the transaction) in a derivative transaction will be unable to honor its financial obligation to the Fund.

          Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

          Leverage risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

          Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A Fund may use derivatives for hedging purposes, including anticipatory hedges, or to seek to enhance returns. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can


                               FDP SERIES, INC.

also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so.

Because a Fund may use derivatives to seek to enhance returns, its investments will expose the Fund to the risks outlined above to a greater extent than if the Fund used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

Franklin Templeton Total Return may also be subject to the following main risks:

Interest Rate Risk -- Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management. Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Credit Risk -- Credit risk is the risk that the issuer of a security will be unable to pay the interest or principal when due. Changes in an issuer's credit rating, or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.


Mortgage-Backed Securities -- Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.


Mortgage Dollar Rolls--In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform.


Asset-Backed Securities -- Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed


                               FDP SERIES, INC.

securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. Asset-backed securities may also be subject to extension risk, that is, the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

Corporate Loans -- Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks or the London Interbank Offered Rate ("LIBOR"). As a result, the value of corporate loan investments generally is less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Fund becomes a member of the syndicate.


Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing and Leverage Risk -- A Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Indexed and Inverse Securities -- A Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index ("inverse securities"). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and a Fund's investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

Securities Lending -- A Fund may lend securities with a value up to 33?% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.


                               FDP SERIES, INC.

Illiquid Securities -- A Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, a Fund will not be able to sell the securities.

Repurchase Agreements; Purchase and Sale Contracts -- A Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, a Fund's return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value declines, a Fund may lose money.

When Issued and Delayed Delivery Securities and Forward Commitments -- A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Standby Commitment Agreements -- Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Warrants -- A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can either exercise it or sell it before it expires. If the


                               FDP SERIES, INC.

price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

The Marsico Growth FDP Fund and the Van Kampen Value FDP Fund also may be subject to certain other risks associated with its investments and investment strategies, including:

Debt Securities -- Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Real Estate Related Securities (Marsico Growth FDP Fund only) -- The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund's real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

The Franklin Templeton Total Return FDP Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Junk Bonds - Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.


Sovereign Debt -- The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repay of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.


                               FDP SERIES, INC.

Indexed and Inverse Floating Rate Securities -- The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floaters may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. Indexed securities and inverse floaters are derivative securities and can be considered speculative. Indexed and inverse securities involve credit risk and certain indexed and inverse securities may involve leverage risk and liquidity risk.




                               FDP SERIES, INC.

STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.


For a discussion of each Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. Each Fund will make its top ten holdings available on a monthly basis on our web site at www.mutualfunds.ml.com generally within 12 business days after the end of the month to which the information applies.



                               FDP SERIES, INC.

Your Account




PRICING OF SHARES
-------------------------------------------------------------------------------

Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs (the "Select Pricing(SM) System"). Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your financial adviser or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class A or Class I shares, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.


Certain financial intermediaries that make Fund shares available to their customers may charge fees in addition to those described in this prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund's Transfer Agent. The Investment Adviser, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate; the financial intermediaries' sales of Fund shares, assets in Fund shares held by the intermediary's customers, or other factors. In addition, consistent with applicable regulations, the Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Funds; recreational activities; gifts; and/or other non-cash items. See the Statement of Additional Information for more information.


If you select Class B or Class C shares, you will invest the full amount of your purchase price but will be subject to a distribution fee and an account maintenance fee. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.


If you redeem shares of any class of MFS Research International FDP Fund within 30 days of purchase or exchange, you will generally be subject to a redemption fee unless certain conditions are met.


Each Fund's shares are distributed by FAM Distributors, Inc., an affiliate of the Investment Adviser.


                               FDP SERIES, INC.

The table below summarizes key features of the Select Pricing(SM) System.


                             Class A                   Class B                    Class C                   Class I
-----------------------------------------------------------------------------------------------------------------------------------
Availability                 Available only through    Available only through     Available only through    Available only through
                             the FDP Service.          the FDP Service.           the FDP Service.          the FDP Service and
                                                                                                            limited to certain
                                                                                                            eligible investors
                                                                                                            including:
                                                                                                            o  Current Class I
                                                                                                               shareholders
                                                                                                            o  Certain Retirement
                                                                                                               Plans
                                                                                                            o  Participants in
                                                                                                               certain programs
                                                                                                               sponsored by
                                                                                                               affiliates of the
                                                                                                               Investment Adviser
                                                                                                               or selected
                                                                                                               securities dealers
                                                                                                               or other financial
                                                                                                               intermediaries.
                                                                                                           o   Certain employees
                                                                                                               and affiliates
                                                                                                               of the Investment
                                                                                                               Adviser or its
                                                                                                               affiliates, selected
                                                                                                               securities dealers
                                                                                                               and other financial
                                                                                                               intermediaries.
-----------------------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?        Yes. Payable at time of   No. Entire purchase        No. Entire purchase       Yes. Payable at time of
                             purchase. Lower sales     price is invested in       price is invested in      purchase. Lower sales
                             charges available for     shares of the Fund.        shares of the Fund.       charges available for
                             larger investments.                                                            larger investments.
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Sales Charge?       No. (May be charged for   Yes. Payable if you        Yes. Payable if you       No. (May be charged for
                             purchases over $1         redeem within six years    redeem within one year    purchases over $1
                             million that are          of purchase.               of purchase.              million that are
                             redeemed within one                                                            redeemed within one
                             year.)                                                                         year.)
-----------------------------------------------------------------------------------------------------------------------------------
Account Maintenance and      0.25% annual Account      0.25% annual Account       0.25% annual Account      No.
Distribution Fees?           Maintenance Fee. No       Maintenance Fee. 0.75%     Maintenance Fee. 0.75%
                             Distribution Fee.         (or 0.50% in the case of   (or 0.55% in the case
                                                       Franklin Templeton Total   of Franklin Templeton
                                                       Return FDP Fund) annual    Total Return FDP Fund)
                                                       Distribution Fee.          annual Distribution Fee.
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee:              Yes, in the case of MFS   Yes, in the case of MFS    Yes, in the case of MFS   Yes, in the case of MFS
                             Research International    Research International     Research International    Research International
                             FDP Fund - payable if     FDP Fund - payable if      FDP Fund - payable if     FDP Fund - payable if
                             you redeem within 30      you redeem within 30       you redeem within 30      you redeem within 30
                             days of purchase. No,     days of purchase. No,      days of purchase. No,     days of purchase. No,
                             for all other Funds.      for all other Funds.       for all other Funds.      for all other Funds.
-----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.
                                                                            35


-----------------------------------------------------------------------------------------------------------------------------------
Conversion to Class A        N/A                       Yes, automatically after   No.                       No
shares?                                                approximately eight
                                                       years (ten years in the
                                                       case of Franklin
                                                       Templeton Total Return
                                                       FDP Fund).
-----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.

Your Account

Right of Accumulation -- permits you to pay the sales charge that would apply to the original cost or current net asset value (whichever is higher) of all qualifying Class A, Class B, Class C and Class I shares taken together that you own in Select Pricing Funds.

Letter of Intent -- permits you to pay the sales charge that would apply if you add up all qualifying Class A, Class B, Class C and Class I shares of Select Pricing Funds that you agree to buy within a 13-month period. Certain restrictions apply.




Class A and Class I Shares -- Initial Sales Charge Options

If you select Class A or Class I shares, you will pay a sales charge at the time of purchase as shown in the following tables.


All Funds (Except Franklin Templeton Total Return FDP Fund)


                                                                     Dealer
                                                    As a % of     Compensation
                                     As a % of         Your        as a % of
       Your Investment            Offering Price   Investment*   Offering Price
-------------------------------------------------------------------------------
Less than $25,000                    5.25%            5.54%         5.00%
-------------------------------------------------------------------------------
$25,000 but                          4.75%            4.99%         4.50%
less than $50,000
-------------------------------------------------------------------------------
$50,000 but                          4.00%            4.17%         3.75%
less than $100,000
-------------------------------------------------------------------------------
$100,000 but                         3.00%            3.09%         2.75%
less than $250,000
-------------------------------------------------------------------------------
$250,000 but                         2.00%            2.04%         1.80%
less than $1,000,000
-------------------------------------------------------------------------------
$1,000,000 and                       0.00%            0.00%         0.00%
over**
-------------------------------------------------------------------------------



Franklin Templeton Total Return FDP Fund


                                                                     Dealer
                                                    As a % of     Compensation
                                     As a % of         Your        as a % of
       Your Investment            Offering Price   Investment*   Offering Price
-------------------------------------------------------------------------------
Less than $25,000                     4.00%            4.17%         3.75%
-------------------------------------------------------------------------------
$25,000 but                           3.75%            3.90%         3.50%
less than $50,000
-------------------------------------------------------------------------------
$50,000 but                           3.25%            3.36%         3.00%
less than $100,000
-------------------------------------------------------------------------------
$100,000 but                          2.50%            2.56%         2.25%
less than $250,000
-------------------------------------------------------------------------------
$250,000 but                          1.50%            1.52%         1.25%
less than $1,000,000
-------------------------------------------------------------------------------
$1,000,000 and                        0.00%            0.00%         0.00%
over**
-------------------------------------------------------------------------------

*    Rounded to the nearest one-hundredth percent.


** If you invest $1,000,000 or more in Class A or Class I shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds.


The tables above show the reduced sales charges for which you may qualify when you purchase Class A or Class I shares of a Fund. You may qualify for these reductions through a single purchase or under a right of accumulation or letter of intent. These reductions will apply to the value of all qualifying holdings in Class A, Class B, Class


                               FDP SERIES, INC.

C or Class I shares of a Fund or other Select Pricing(SM) System mutual funds advised by the Investment Adviser or its affiliates ("Select Pricing Funds") owned by you, your spouse and/or your children under the age of twenty one. For this purpose, the value of your holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the higher of the current net asset value or original cost (including any sales charges paid) of all shares you already hold taken together. For purposes of the right of accumulation, you may not combine with your other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time you purchase shares of a Fund or any other Select Pricing Fund, you should inform your financial adviser of any other Class A, Class B, Class C and/or Class I shares of the Fund or any other Select Pricing Fund owned by you, your spouse and/or your children under the age of twenty one. These may include shares held in accounts held at a selected securities dealer, or another broker-dealer or other financial intermediary, including personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which you are a beneficiary. Your financial adviser may request documentation -- including account statements and records of the original cost of the shares owned by you, your spouse and/or your children under the age of twenty one -- from you to show that you qualify for a reduced sales charge. You should retain these records because -- depending on where an account is held or the type of account -- a Fund, its Transfer Agent, and/or your financial adviser may not be able to maintain this information.

No initial sales charge applies to Class A or Class I shares that you buy through reinvestment of dividends.

A sales charge waiver on a purchase of Class A or Class I shares may also apply for:

     o Trusts managed by banks, thrifts or trust companies, including those affiliated with the Investment Adviser or its affiliates that meet certain conditions

     o Investment or central asset accounts sponsored by the Investment Adviser or its affiliates, or by selected securities dealers or other financial intermediaries that meet certain conditions

     o Employer-sponsored retirement or savings plans that meet certain eligibility requirements

     o Purchases using proceeds from the sale of certain affiliated closed-end funds that meet certain conditions

     o Investors, including directors or trustees of the Investment Adviser or its affiliates or of mutual funds sponsored by the Investment Adviser or its affiliates, employees or customers of the Investment Adviser or its affiliates, and employees or customers of selected securities dealers that meet certain qualifications


                               FDP SERIES, INC.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at our web site at www.mutualfunds.ml.com and in the Statement of Additional Information, which is available on request.

Only certain investors are eligible to buy Class I shares. Your financial adviser can help you determine whether you are eligible to buy Class I shares.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class I shares, you should buy Class I shares since Class A shares are subject to an annual 0.25% account maintenance fee, while Class I shares are not. The Distributor normally pays the annual 0.25% Class A account maintenance fee to dealers as a service fee on a monthly basis.

If you redeem Class A or Class I shares and, within 30 days, buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial adviser or the Funds' Transfer Agent at 1-800-637-3863.

Class B and Class C Shares -- Deferred Sales Charge Options


If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase, or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% per year (or 0.50% for Class B shares and 0.55% for Class C shares in the case of Franklin Templeton Total Return FDP Fund) and account maintenance fees of 0.25% per year for both classes of shares each year under distribution plans that each Fund has adopted under Rule 12b-1. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser who assists you in purchasing Fund shares.


The Distributor currently pays a sales concession of 4.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual 0.25% Class B account maintenance fee to dealers as a service fee on a monthly basis. The Distributor normally retains the Class B shares distribution fee.


The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Class C shares from its own resources at the time of sale. The Distributor pays the annual 0.75% (or 0.55% in the case of Franklin Templeton Total Return FDP Fund) Class C shares distribution fee and the annual 0.25% Class C account maintenance fee as an ongoing concession and as a service fee, respectively, to dealers for Class C shares held for over a year and normally retains the Class C distribution fee and account maintenance fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Class C shares distribution fee and account maintenance fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.



                               FDP SERIES, INC.

Class B Shares

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

          Years Since Purchase                        Sales Charge*
          ------------------------------------------------------------
          0 - 1                                           4.00%
          ------------------------------------------------------------
          1 - 2                                           4.00%
          ------------------------------------------------------------
          2 - 3                                           3.00%
          ------------------------------------------------------------
          3 - 4                                           3.00%
          ------------------------------------------------------------
          4 - 5                                           2.00%
          ------------------------------------------------------------
          5 - 6                                           1.00%
          ------------------------------------------------------------
          6 and thereafter                                0.00%
          ------------------------------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Not all Select Pricing Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

     o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

     o Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, and certain retirement plan rollovers

     o Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate

     o Withdrawal through the systematic withdrawal plan offered by an affiliate of the Investment Adviser (Systematic Withdrawal Plan) of up to 10% per year of your Class B account value at the time the plan is established


Your Class B shares convert automatically into Class A shares approximately eight years after purchase (ten years in the case of Franklin Templeton Total Return FDP Fund). Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.



                               FDP SERIES, INC.

As noted, different conversion schedules apply to Class B shares of different Select Pricing Funds. In general, Class B shares of a fixed income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Funds' longer conversion schedule will apply. If you exchange your Class B shares in a Fund for Class B shares of a fund with a longer conversion schedule, the other fund's longer conversion schedule will apply. The length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held, withdrawals through a Systematic Withdrawal Plan and redemption of Class C shares by certain retirement plans.

Class C shares do not offer a conversion privilege.

Redemption Fee


The MFS Research International FDP Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the MFS Research International FDP Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the MFS Research International FDP Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:


     o    Redemptions resulting from death or disability

     o    Redemptions through a Systematic Withdrawal Plan

     o    Redemptions of shares purchased through an Automatic Investment Plan

     o    Redemptions of shares acquired through dividend reinvestment

     o Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended




                               FDP SERIES, INC.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
-------------------------------------------------------------------------------

Shares of the Funds may only be purchased by participants in the FDP Service. The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial adviser. You may also sell, transfer and exchange shares through the Transfer Agent. To learn more about selling, transferring or exchanging shares through the Transfer Agent, call 1-800-637-3863. Because the selection of a mutual fund involves many considerations, your financial adviser may help you with this decision.

Because of the high costs of maintaining smaller shareholder accounts, the FDP Program may redeem the shares in your account (without charging any deferred sales charge) if the value of your investment in the FDP Program falls below the $20,000 minimum of the program due to redemptions you have made. You will be notified that the value of your FDP Program is less than $20,000 before the Program makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your FDP Program to at least $20,000 before the Program takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.


                               FDP SERIES, INC.

If You Want To             Your Choices                             Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Buy Shares                 First, select the share class            Refer to the Select Pricing(SM) System table on page [ ]. Be
                           appropriate for you                      sure to read this Prospectus carefully.
                           --------------------------------------------------------------------------------------------------------
                           Next, determine the amount               The minimum initial investment for each Fund is $1,000 for all
                           of your investment                       accounts except:

                                                                         o  $100 for retirement plans

                                                                    (The minimums for initial investments may be waived under
                                                                    certain circumstances.)
                           --------------------------------------------------------------------------------------------------------
                           Have your financial adviser submit       The price of your shares is based on the next calculation of
                           your purchase order                      net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock
                                                                    Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day.

                                                                    Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Funds may reject any order to buy shares and may suspend the sale of shares at any time. Merrill Lynch, an affiliate of the
                                                                    Investment Adviser, currently charges a processing fee of
                                                                    $5.35 in connection with orders placed through the FDP Service to confirm a purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Add to Your Investment     Purchase additional shares               The minimum investment for additional purchases is generally
                                                                    $50.00 except that retirement plans have a minimum
                                                                    additional purchase of $1.

                                                                    (The minimums for additional purchases may be waived under certain circumstances.)
                           --------------------------------------------------------------------------------------------------------
                           Acquire additional shares                All dividends are automatically reinvested without a sales
                           through the automatic                    charge.
                           dividend reinvestment plan
                           --------------------------------------------------------------------------------------------------------
                           Participate in the automatic             You may invest a specific amount on a periodic basis through
                           investment plan                          certain investment or central asset accounts sponsored by the
                                                                    Investment Adviser's affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Shares            Transfer your Fund shares to the         Contact your financial adviser or the Transfer Agent at
                           Transfer Agent                           1-800-637-3863.
-----------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares           Have your financial adviser submit       The price of your shares is based on the next calculation of
                           your sales order                         net asset value after your order is placed. For your
                                                                    redemption request to be priced at the net asset value on the day of your request, you must submit your request to your
                                                                    dealer or other financial intermediary prior to that day's close of business on the New York Stock Exchange (generally
                                                                    4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.


                                                                    Merrill Lynch may charge a fee of $5.35 to process redemptions of shares through the FDP Service. No processing fee is
                                                                    charged if you redeem shares directly through the Transfer
                                                                    Agent.


                                                                    The Funds may reject an order to sell shares under certain circumstances.
                           --------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.
                                                                            43

If You Want To             Your Choices                             Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
                           Sell through the Transfer Agent          You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee generally will be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer,
                                                                    securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. The Transfer Agent will normally mail redemption proceeds within seven days
                                                                    following receipt of a properly completed request. If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not
                                                                    exceed ten days.

                                                                    You may also sell shares held at the Transfer Agent by
                                                                    telephone request if the amount being sold is less than
                                                                    $50,000 and if certain other conditions are met. Contact the
                                                                    Transfer Agent at 1-800-637-3863 for details.
-----------------------------------------------------------------------------------------------------------------------------------
Sell Shares                Participate in a Fund's Systematic       You can choose to receive systematic payments from your Fund
Systematically             Withdrawal Plan                          account either by check or through direct deposit to your bank account on a monthly or quarterly basis. If you hold your Fund shares in a cash management account or retirement account
                                                                    offered by an affiliate of the Investment Adviser you can
                                                                    arrange for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. Under either method you must have dividends automatically reinvested. For Class B and Class
                                                                    C shares your total annual withdrawals cannot be more than 10%
                                                                    per year of the value of your shares at the time your plan is established. The deferred sales charge is waived for
                                                                    systematic redemptions. Ask your financial adviser for
                                                                    details.
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your Shares        Select the fund into which you want     You can exchange your Class A, Class B, Class C or Class I
                            exchange. Be sure to read that fund's   shares of a Fund for shares of the same class of other
                            prospectus                              Select Pricing Funds. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

                                                                    Class A, Class B, Class C and Class I shares of each Fund are generally exchangeable for shares of the same class of another fund. If you own Class I shares and wish to exchange into a fund in which you have no Class I shares (and are not eligible to purchase Class I shares), you will exchange into Class A shares.


                                                                    Some of the Select Pricing Funds impose a different initial or deferred sales charge schedule. If you exchange Class A or
                                                                    Class I shares for shares of a fund with a higher initial
                                                                    sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will generally apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you held the exchanged shares of the MFS Research International FDP Fund for 30 days or less you may also be charged a redemption fee. If you
                                                                    exchange Class A or Class I shares for money market fund
                                                                    shares,
-----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.
                                                                            44


If You Want To             Your Choices                             Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    you will receive Class A shares of Summit Cash Reserves Fund.
                                                                    Class B or Class C shares of a Fund will be exchanged for
                                                                    Class B shares of Summit Cash Reserves Fund.


                                                                    To exercise the exchange privilege contact your financial
                                                                    adviser or call the Transfer Agent at 1-800-637-3863.

                                                                    Although there is currently no limit on the number of
                                                                    exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.

Short-Term Trading


Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as "market timing") into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet those redemptions or exchange requests. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Board of Directors, designed to deter such short-term or excessive trading. Shareholders may not exchange their shares of a Fund for shares of another mutual fund advised by the Investment Adviser or its affiliates unless they have held the shares to be used in the exchange for at least fifteen days. Each Fund will reject purchase orders from investors who have previously purchased or sold shares of the Fund within a fifteen-day period. The MFS Research International FDP Fund generally charges a 2.00% redemption fee on redemptions made within 30 days of the purchase or exchange of shares. In addition, these Funds will reject purchase orders, including exchanges that fall both within and outside the fifteen day holding period, from market timers or other investors if Fund management in its discretion has determined that such orders are short-term or excessive, and will be disruptive to the applicable Fund. For these purposes, Fund management considers an investor's trading history in the Fund or other funds advised by the Investment Adviser or its affiliates, and accounts under common ownership or control. The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the Funds' Transfer Agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund's shares through such accounts.

Because the MFS Research International FDP Fund may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, the Fund is subject to the risks of time zone arbitrage - a market timing strategy that seeks to take advantage of changes in the value of the Fund's portfolio holding during the period between the close of the markets in which the Fund's portfolio securities primarily trade and the close of the New York Stock Exchange. For this reason, the Fund may, at times, fair value its portfolio securities in order to deter such market timing. See "Your Account -- How Shares are Priced."

Each Fund applies these policies to all shareholders (except that there are certain conditions under which the redemption fee will not be assessed by the MFS Research International FDP Fund. See "Your Account -- Pricing of Shares -- Redemption Fee.") However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.


Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will


                               FDP SERIES, INC.

be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.


                               FDP SERIES, INC.

HOW SHARES ARE PRICED
-------------------------------------------------------------------------------


When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at the net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the New York Stock Exchange (the "Exchange") is open, as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, a Fund's net asset value may change on days when you will not be able to purchase or redeem Fund shares. The Board of FDP Series, Inc. has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser's Valuation Committee, or in certain cases to an independent pricing service.


Fund investments in the securities of U.S. issuers or in ADRs of foreign issuers that trade in the U.S. markets generally are priced as of the close of the Exchange based on the closing market prices of the securities. Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain other fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the computation of a Fund's net asset value. If market quotations are not readily available or, in the Investment Adviser's judgment, do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or the market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.


The Funds generally value fixed income portfolio securities using market prices provided by an independent pricing service approved by the FDP Series, Inc. Board. If market quotations are not readily available or, in the Investment Adviser's judgment, they do not accurately reflect fair value for a security that security may be valued by another method that the Board believes more accurately reflects the fair value. Fair value determinations for fixed income securities may be made by a Fund's independent pricing service using a matrix pricing system or by the Valuation Committee after consideration of the material factors that may affect the value of a particular security.


Fair value determinations by the Investment Adviser that materially affect a Fund's net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or reliable, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).


                               FDP SERIES, INC.

If, after the close of the principal market on which a security held by a Fund is traded and before the time as of which that Fund's net asset value is calculated that day, the Investment Adviser determines in the exercise of its judgment that a significant event has occurred that will cause a change in the value of that security from the closing price of the security on the principal market on which it is traded, the Investment Adviser will use its best judgment to determine a fair value for that security. The Investment Adviser believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service approved by the Board to take those factors into account.


The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class A and Class I shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class I shares have lower expenses.


                               FDP SERIES, INC.

Dividends -- Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

"Buying a Dividend"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.




DIVIDENDS AND TAXES
-------------------------------------------------------------------------------


Each Fund other than Franklin Templeton Total Return FDP Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Franklin Templeton Total Return FDP Fund will distribute net investment income, if any, monthly and net realized capital gains, if any, at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your financial adviser or the Transfer Agent. Although this cannot be predicted with any certainty, the MFS Research International FDP Fund, Marsico Growth FDP Fund and Van Kampen Value FDP Fund anticipate that the majority of their dividends, if any, will consist of capital gains. The Franklin Templeton Total Return FDP Fund intends to make distributions, most of which will be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long a Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that a Fund's distributions are derived from qualifying dividend income and long-term capital gain, such distributions will be eligible for taxation at the reduced rate. Dividends received by the MFS Research International FDP Fund from nonqualifying foreign corporations and paid to shareholders will not be eligible for taxation at the reduced rate. Likewise, distributions from the Franklin Templeton Total Return FDP Fund derived from income on debt securities in its portfolio will not qualify for taxation at the reduced rate.


If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.


By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.


                               FDP SERIES, INC.

ELECTRONIC DELIVERY
-------------------------------------------------------------------------------

Each Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live/ and follow the instructions. When you visit the site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


                               FDP SERIES, INC.

Management of the Funds



FUND ASSET MANAGEMENT
-------------------------------------------------------------------------------


Fund Asset Management is the Fund's Investment Adviser and manages each Fund's investments under the overall supervision of the Board of Directors of FDP Series, Inc. The Investment Adviser has delegated the responsibility for making all investment decisions for the Funds to the different Sub-Advisers discussed below. The Investment Adviser has entered into a sub-advisory agreement with each Sub-Adviser, under which the Investment Adviser pays a fee out of its management fee for services it receives. With respect to MFS Research International FDP Fund the Investment Adviser receives a fee at the annual rate of 0.90% of the Fund's average daily net assets. With respect to Marsico Growth FDP Fund the Investment Adviser receives a fee at the annual rate of 0.80% of the Fund's average daily net assets. With respect to Van Kampen Value FDP Fund the Investment Adviser receives a fee at the annual rate of 0.70% of the Fund's average daily net assets. With respect to Franklin Templeton Total Return FDP Fund, the Investment Adviser receives a fee at the annual rate of 0.40% of the Fund's average daily net assets.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $467 billion in investment company and other portfolio assets under management as of April 2005.


Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Investment Adviser and its affiliates, and their directors, partners, trustees, managing members, officers and employees, make up a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of a Fund. The Investment Adviser and its affiliates' trading activities are carried out without reference to positions held directly or indirectly by a Fund and may result in the Investment Adviser and its affiliates having positions that are adverse to those of the Fund. The Investment Adviser and its affiliates are not under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, the Investment Adviser and its affiliates may compete with a Fund for appropriate investment opportunities. In addition, each Fund may invest in securities of companies with which the Investment Adviser and its affiliates have or are trying to develop investment banking relationships. Each Fund also may invest in securities of companies for which the Investment Adviser and its affiliates provide or may some day provide research coverage. Each Fund may also make brokerage and other payments to the Investment Adviser and its affiliates in connection with the Fund's portfolio investment transactions.

Under a securities lending program approved by the Funds' Board of Directors, each Fund has retained an affiliate of the Investment Adviser to serve as the securities lending agent for the Fund to the extent that the Fund engages in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund's investment of the cash received as collateral for the loaned securities. In addition, affiliates of the Investment Adviser are among the entities to which a Fund may lend its portfolio securities under the securities lending program.


                               FDP SERIES, INC.

The activities of the Investment Adviser and its affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Advisor has adopted written policies and procedures to address these potential conflicts of interest. See the Statement of Additional Information for further information.

THE SUB-ADVISERS
-------------------------------------------------------------------------------

Massachusetts Financial Services Company ("MFS") is sub-adviser to the MFS Research International FDP Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $144.7 billion as of the quarter ended March 31, 2005. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The MFS Research International FDP Fund is managed by a team of equity research analysts. Current members of the team responsible for the day-to-day management of the Fund's portfolio include:

Portfolio Managers       Primary Role             Since       Title and Five Year History
------------------       ------------             -----       ---------------------------
Jose Luis Garcia         General oversight over   May 2005    Vice President of MFS;
                         a team of analysts                   employed in the investment
                                                              area of MFS since
                                                              2002. Chief Executive
                                                              Officer of Telefonica B2B
                                                              (Mexico City) from 2000 to
                                                              2002.

Thomas Melendez          General oversight over   May 2005    Vice President of MFS;
                         a team of analysts                   employed in the investment
                                                              area of MFS since 2002.
                                                              Emerging Market Product
                                                              Specialist for Schroders
                                                              Investment Management (North
                                                              America) from 1999 to 2002.


Marsico Capital Management, LLC ("Marsico") is the sub-adviser to the Marsico Growth FDP Fund. Marsico is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. As of December 31, 2004, Marsico had $44 billion in assets under management. Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.

The Marsico Growth FDP Fund is managed by Thomas F. Marsico, the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager. Mr. Marsico is the Fund's portfolio manager and makes the day-to-day investment decisions for the Fund. Prior to forming Marsico, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997.


                               FDP SERIES, INC.

Van Kampen Asset Management ("Van Kampen") is sub-adviser to the Van Kampen Value FDP Fund. Van Kampen is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen, together with its affiliated asset management companies, has more than $420 billion in assets under management or supervision as of March 31, 2005. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Van Kampen's principal office is located at 1221 Avenue of the Americas, New York, New York 10020.

The Van Kampen Value FDP Fund is managed by Van Kampen's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are: B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, each a Managing Director of Van Kampen.

Mr. Baker has worked for Van Kampen since 1991 and joined the team managing the Fund in 1994. Mr. Leder has worked for Van Kampen since 1995 and joined the team managing the Fund in 1996. Mr. Holt has worked for Van Kampen since 1999 and joined the team managing the Fund in 1999.

Mr. Baker is the lead manager of the Fund and Messrs. Leder and Holt are co-portfolio managers. Each team member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Fund and Mr. Baker is responsible for the execution and overall strategy of the Fund.

Franklin Advisers, Inc. ("Franklin Advisers") is sub-adviser to the Franklin Templeton Total Return FDP Fund. Franklin Advisers, Inc. is located at One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $399 billion in assets.

The team responsible for the management of the Franklin Templeton Total Return FDP Fund includes: Roger Bayston CFA, Senior Vice President of Franklin Advisers. Mr. Bayston has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1991. Ken Burns CFA, Portfolio Manager of Franklin Advisers. Mr. Burns has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1994. Christopher
J. Molumphy CFA, Executive Vice President of Franklin Advisers. Mr. Molumphy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.


For more information about each portfolio manager's compensation, other accounts managed and ownership of Fund shares, please see the Statement of Additional Information.

                               FDP SERIES, INC.

Related Account Performance

The following tables present historical performance data for all funds and/or accounts that are managed by each sub-adviser that have the same management team and substantially similar (although not necessarily identical) objectives and policies to those of each applicable Fund. These funds and/or accounts have been managed using investment styles and strategies substantially similar to those used in managing the applicable Fund. The tables also compare the sub-advisers performance to an appropriate index. Historical performance is not indicative of future performance. The performance figures do not represent the performance of any Fund and are not an indication of any Fund's future performance. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities. The Funds' performance may be higher or lower than the applicable performance shown below. The following tables show average annual total returns for periods ending December 31, 2004.

MFS: MFS Research International FDP Fund

---------------------------------------------------------------------
                                 Three
     Name of         One Year     Year     Five Year      Since
 Fund/Composite      Return      Return      Return     Inception*
---------------------------------------------------------------------
Gross: MFS
Research
International         22.10%     13.81%       2.69%        8.76%
---------------------------------------------------------------------
Net: MFS Research
International
                      21.15%     12.91%       1.87%        7.89%
---------------------------------------------------------------------
MSCI EAFE Index       20.25%     11.89%      -1.13%        3.38%
---------------------------------------------------------------------

---------------------------------------------------------------------
Total Accounts             3          3           3           3
---------------------------------------------------------------------
*  The Fund commenced operations in July 1998.

Marsico: Marsico Growth FDP Fund

---------------------------------------------------------------------

                                   1 Year    5 Year     Since
          Name of Fund             Return    Return     Inception
---------------------------------------------------------------------
---------------------------------------------------------------------
Growth Fund (1)
---------------------------------------------------------------------
     Return Before Taxes           14.38%    -3.38%      9.20%
---------------------------------------------------------------------
     Return After Taxes on         14.38%    -3.54%      9.04%
      Distributions
---------------------------------------------------------------------
     Return After Taxes on
      Distributions and             9.35%    -2.88%      8.04%
      Sale of Fund Shares
---------------------------------------------------------------------
     S&P 500(R) Index (reflects
      no deduction for fees,       10.88%    -2.30%      4.77%
      expenses or taxes)
---------------------------------------------------------------------
(1) The Fund commenced operations on December 31, 1997.








                               FDP SERIES INC.

Van Kampen: Van Kampen Value FDP Fund

-------------------------------------------------------------------------------

                       One Year       Five Year       One Year      Five Year
    Name of Fund      Cumulative     Cumulative     Annualized     Annualized
-------------------------------------------------------------------------------
Net: Morgan Stanley
New York U.S. Value
Strategy                17.36%          58.79%         17.36%         9.69%
-------------------------------------------------------------------------------
Gross: Morgan
Stanley New York
U.S. Value Strategy     18.52%          66.92%         18.52%        10.79%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P 500 Barra Value
TR                      15.63%          13.11%         15.63%         2.49%
-------------------------------------------------------------------------------
S&P 500 with
income                  10.88%         -10.96%         10.88%        -2.30%
-------------------------------------------------------------------------------
* The Fund commenced operations on October 31, 1996.



Franklin Advisers: Franklin Templeton Total Return FDP Fund

--------------------------------------------------------------------------
                                        Three       Five
                            One Year    Years*      Years*    Inception*
    Name of                   to         to          to          to
 Fund/Composite            12/31/04   12/31/04    12/31/04    12/31/04
--------------------------------------------------------------------------
Gross:  Franklin
Total Return Fixed
Income Composite              6.02%     7.85%       8.47%     7.08%
(Core Plus)**
--------------------------------------------------------------------------
Net:  Franklin Total
Return Fixed                  5.23%     7.1%        7.72%     6.36%
Income Composite
(Core Plus)**
--------------------------------------------------------------------------
Gross:  Lehman
Brothers US
Universal Index               4.95%     6.85%       7.89%     6.73%
--------------------------------------------------------------------------

*   Annualized rate of return.
**  The Fund commenced operations on August 31, 1998.



                               FDP SERIES, INC.


                                                ---------------------------------
                                                      POTENTIAL INVESTORS
                -------------------------------                                  --------------------------------
                |                                  Open an account (two options)                                 |
                1                               ---------------------------------                                2
    ----------------------                                                                              -------------------
      FINANCIAL ADVISER                                                                                   TRANSFER AGENT
     or SECURITIES DEALER
-----------------------------------------------                                ---------------------------------------------------

Advises shareholders on their Fund investments.                                              Financial Data Services, Inc.
-----------------------------------------------
                        |
                        |                                                                       ADMINISTRATIVE OFFICES
                        |                                                                      4800 Deer Lake Drive East
                        |                                                                  Jacksonville, Florida  32246-6484
                        |
                        |                                                                           MAILING ADDRESS
                        |                                                                           P.O. Box 45289
                        |                                                                  Jacksonville, Florida  32232-5289
                        |
                        |                                                           Performs recordkeeping and reporting services.
                        |                                                       --------------------------------------------------
                        |                                                                               |
                        |                       ---------------------------------                       |
                        |                                  DISTRIBUTOR                                  |
                        |                 -----------------------------------------------               |
                        |                                                                               |
                        |                               FAM Distributors, Inc.                          |
                        |                                  P.O. Box 9081                                |
                        -----------------         Princeton, New Jersey  08543-9081      ----------------

                                                Arranges for the sale of Fund Shares.
                                          -----------------------------------------------
                                                                |
                                                                |
                                                                |
 ----------------------                                         |                            -------------------
      COUNSEL                                                   |                               CUSTODIAN
---------------------------------------                         |                     --------------------------------------------
                                                                |
        Sidley Austin                                           |                               Brown Brothers
        Brown & Wood LLP                                        |                               Harriman & Co.
        787 Seventh Avenue                                      |                               40 Water Street
        New York, New York  10019                               |                               Boston, Massachusetts 02109
                                                  ------------------------------
    Provides legal advice to the Funds.-----------|                            |-------   Holds the Funds' assets for safekeeping.
---------------------------------------           |         THE FUNDS          |       -------------------------------------------
                                                  |                            |
                                                  |                            |
---------------------------------------           |   The Board of Directors   |       -------------------------------------------
   INDEPENDENT REGISTERED                         |     oversees the Fund.     |-------            INVESTMENT ADVISER
   PUBLIC ACCOUNTING FIRM                         |                            |       -------------------------------------------
--------------------------------------------      |                            |
       [            ]                             |                            |                Fund Asset Management, L.P.
                                                  |                            |                800 Scudders Mill Road
Audits the financial statements of the Funds.-----|                            |                Plainsboro, New Jersey 08536
                                                  |                            |
--------------------------------------------      -----------------------------|       -------------------------------------------
                                       |------------|                                                        |
--------------------------------       |                                                                     |
ACCOUNTING SERVICES PROVIDER    --------                                               -------------------------------------------
--------------------------------                                                                       SUB-ADVISORS
                                                                                       -------------------------------------------
State Street Bank                                                                               Massachusetts Financial
and Trust Company                                                                               Services Company
500 College Road East                                                                           500 Boylston Street
Princeton, New Jersey 08540                                                                     Boston, Massachusetts  02116

Provides certain accounting                                                                     Manages the MFS International FDP
services to the Funds.                                                                           Fund's day-to-day activities under
--------------------------------                                                                the supervision of the Investment
                                                                                                Adviser

                                                                                                Marsico Capital Management, LLC
                                                                                                1200 17th Street, Suite 1300
                                                                                                Denver, Colorado  80202

                                                                                                Manages the Marsico Growth FDP
                                                                                                Fund's day-to-day activities under
                                                                                                the supervision of the Investment
                                                                                                Adviser

                                                                                                Van Kampen Asset Management
                                                                                                1221 Avenue of the Americas
                                                                                                New York, New York  10020

                                                                                                Manages the Van Kampen Value FDP
                                                                                                Fund's day-to-day activities under
                                                                                                the supervision of the Investment
                                                                                                Adviser

                                                                                                Franklin Advisers, Inc.
                                                                                                One Franklin Parkway
                                                                                                San Mateo, California  94403-1906

                                                                                                Manages the Franklin Templeton
                                                                                                Total Return FDP Fund's day-to-day
                                                                                                activities under the supervision
                                                                                                of the Investment Adviser
                                                                                        ------------------------------------------


                               FDP SERIES, INC.

For More Information

Shareholder Reports


Additional information about each Fund's investments will be available in the Funds' Annual and Semi-Annual Reports. In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. After the Funds have commenced operations, you may obtain these reports at no cost at www.mutualfunds.ml.com or by calling 1-800-637-3863.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your financial adviser or other financial intermediary, or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial adviser or other intermediary, or call the Transfer Agent at 1-800-637-3863.


Statement of Additional Information


The Statement of Additional Information contains further information about each Fund. The Statement of Additional Information incorporated by reference into (legally considered part of) this Prospectus. You may obtain a free copy at www.mutualfunds.ml.com or by writing the Funds at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-637-3863.


Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.


Investment Company Act File #811-21744
Code #[o]
(C)Fund Asset Management L.P.



Prospectus

[o], 2005

FDP Series, Inc.


   MFS Research International FDP Fund
   Marsico Growth FDP Fund
   Van Kampen Value FDP Fund
   Franklin Templeton Total Return FDP Fund




This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                FDP SERIES, INC

The information in this Statement of Additional Information is not complete and may be changed. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             Subject to Completion
                Preliminary Statement of Additional Information
                             Dated June 2, 2005



                      STATEMENT OF ADDITIONAL INFORMATION

                               FDP SERIES, INC.


                      MFS RESEARCH INTERNATIONAL FDP FUND
                            MARSICO GROWTH FDP FUND
                           VAN KAMPEN VALUE FDP FUND
                   FRANKLIN TEMPLETON TOTAL RETURN FDP FUND


    P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800


This Statement of Additional Information of MFS Research International FDP Fund, Marsico Growth FDP Fund, Van Kampen Value FDP Fund and Franklin Templeton Total Return FDP Fund (each, a "Fund" and collectively, the "Funds"), each a series of FDP Series, Inc. (the "Corporation"), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated June 2, 2005, which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained without charge, by calling 1-800-637-3863 or by writing to a Fund at the above address. The Funds' Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Funds' Prospectus.


               FUND ASSET MANAGEMENT, L.P. -- INVESTMENT ADVISER

                     FAM DISTRIBUTORS, INC. -- DISTRIBUTOR


     The date of this Statement of Additional Information is June 2, 2005

                               Table Of Contents

Part I


Investment Objectives and Policies.........................................I-1

Investment Restrictions....................................................I-6

Information on Directors and Officers......................................I-8

Management and Advisory Arrangements......................................I-12

Information on Sales Charges and Distribution Related Expenses............I-18

Computation of Offering Price.............................................I-19

Portfolio Transactions and Brokerage......................................I-20

Additional Information....................................................I-21

Financial Statements......................................................I-21

Part II

Investment Risks and Considerations.......................................II-1

Management and Other Service Arrangements................................II-30

Purchase of Shares.......................................................II-37

Redemption of Shares.....................................................II-44

Shareholder Services.....................................................II-45

Pricing of Shares........................................................II-48

Portfolio Transactions and Brokerage.....................................II-50

Dividends and Taxes......................................................II-52

Performance Data.........................................................II-56

Proxy Voting Policies and Procedures.....................................II-58

General Information......................................................II-58

Appendix A.................................................................A-1

Appendix B.................................................................B-1

Appendix C.................................................................C-1

Appendix D.................................................................D-1

Appendix E.................................................................E-1

                  PART I: INFORMATION ABOUT FDP SERIES, INC.


Part I of this Statement of Additional Information sets forth information about the MFS Research International FDP Fund, the Marsico Growth FDP Fund, the Van Kampen Value FDP Fund and the Franklin Templeton Total Return FDP Fund, each a series of the Corporation. It includes information about the Corporation's Board of Directors, the advisory services provided to and the management fees paid by each Fund, and information about other fees to be paid by and services to be provided to each Fund. This Part I should be read in conjunction with the Funds' Prospectus and those portions of Part II of this Statement of Additional Information that pertain to each Fund.


I. Investment Objectives and Policies


MFS Research International FDP Fund

The investment objective of the MFS Research International FDP Fund is capital appreciation. This is a non-fundamental policy of the MFS Research International FDP Fund and may be changed by the Board of Directors without shareholder approval. The MFS Research International FDP Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There can be no guarantee that the MFS Research International FDP Fund's investment objective will be achieved.

The Fund invests, under normal market conditions, at least 65% of its assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The Fund focuses on foreign companies (including emerging market issuers) that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Fund does not generally emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The Fund's assets are allocated among various sectors. A team of investment research analysts selects portfolio securities for the Fund.

The Fund may engage in active and frequent trading to achieve its principal investment strategies.

The Fund will normally invest a portion of its assets in U.S. dollars or in short-term instruments, such as money market securities and repurchase agreements for temporary emergency purposes or to meet redemptions. The Fund may also invest, without limit, in short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when Fund management believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and may, therefore, limit the Fund's ability to achieve its investment objective.

The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The derivatives that the Fund may use include futures, forwards, options, indexed and inverse securities and swaps.

The Fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds.

The Marsico Growth FDP Fund

The investment objective of the Marsico Growth FDP Fund is long-term growth of capital. This is a non-fundamental policy of the Marsico Growth FDP Fund and may be changed by the Board of Directors without shareholder approval. The Marsico Growth FDP Fund seeks to achieve this investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The Marsico Growth FDP Fund also may invest up to 25% of its assets in equity securities of companies located in countries other than the United States. The Marsico Growth FDP Fund is classified as a diversified fund under the

Investment Company Act. There can be no guarantee that the Marsico Growth FDP Fund's investment objective will be achieved.

The Marsico Growth FDP Fund invests primarily in equity securities of large cap companies that are selected for their growth potential. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marisco uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marisco may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marisco seeks to identify sectors, industries and companies that may benefit from the overall trends Marisco has observed.

Marsico then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund's core investments generally are comprised of well-known, established growth companies. However, the Fund also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Fund may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities; including: convertible securities, corporate debt securities, preferred stock, illiquid securities, high-yield/lower-rated debt securities; private placements and other restricted securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities. There are no restrictions on the maturity of the debt securities in which the Fund may invest.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, options, indexed securities and inverse securities, stripped securities, warrants and swap contracts, and forward foreign currency exchange contracts.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.

The Van Kampen Value FDP Fund

The investment objective of the Van Kampen Value FDP Fund is capital growth and income. This is a non-fundamental policy of the Van Kampen Value FDP Fund and may be changed by the Board of Directors without shareholder approval. The Van Kampen Value FDP Fund seeks to achieve this investment objective by investing primarily in a diversified portfolio of equity securities of companies located in the United States. The Van Kampen Value FDP Fund also may invest up to 25% of its assets in equity securities of companies located in countries other than the United States. The Van Kampen Value FDP Fund is classified as a diversified fund under the Investment Company Act. There can be no guarantee that the Van Kampen Value FDP Fund's investment objective will be achieved.

In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Fund management generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-sized companies. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in small- or medium-sized companies, the Fund may be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Fund may dispose of a security whenever, in the opinion of Fund management, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

Under normal market conditions, Fund management seeks to achieve the Fund's investment objective by investing in equity securities, consisting principally of common stocks and also may invest in other equity securities, including preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks and to enhance return. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, forwards, options, indexed securities and inverse securities.

For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Fund may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund generally holds up to 10% of its total assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity (collectively, "temporary investments"). High-quality short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, banker's acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Investment grade corporate debt securities include securities rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"). The market prices of such debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities may decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities tend to fluctuate more in response to changes in interest rates than shorter-term securities. Securities rated Baa by Moody's or BBB by S&P are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when Fund management believes the potential for capital growth or income has lessened, or for other reasons. The Fund's portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if Fund management considers portfolio changes appropriate.

Franklin Templeton Total Return FDP Fund

The primary investment objective of the Franklin Templeton Total Return FDP Fund is to provide shareholders with high current income, consistent with preservation of capital. As a secondary objective, the Franklin Templeton Total Return FDP Fund seeks capital appreciation over the long-term. These investment objectives are non-fundamental policies of the Franklin Templeton Total Return FDP Fund and may be changed by the Board of Directors without shareholder approval. There can be no assurance that the objectives of the Franklin Templeton Total Return FDP Fund can be achieved. The Franklin Templeton Total Return FDP Fund is classified as a diversified fund under the Investment Company Act.

Under normal market conditions, the Fund invests at least 85% of its assets in investment grade debt securities. The Fund focuses on government and corporate deb securities and mortgage and asset-backed securities. The Fund generally invests in investment grade securities or in unrated securities Fund management determines are comparable. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The mortgage securities purchased by the Fund are generally issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Other Fund investments in U.S. government securities may include securities issued by U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Although U.S. government-sponsored entities may be chartered by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. For example, Fannie Mae and Freddie Mac pass-through mortgage certificates are backed by the credit of the respective instrumentality. The U.S. Department of the Treasury, however, has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yield of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Asset-backed securities are securities backed by loans, leases, and other receivables.

The Fund may also invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

In order to effectively manage cash flows in or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. The Fund uses futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market.

The Fund also may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

In choosing investments, Fund management selects securities in various market sectors based on Fund management's assessment of changing economic, market, industry and issuer conditions. Fund management uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Fund management evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Fund may invest up to 20% of its total assets in foreign securities and up to 10% of its total assets in non-U.S. dollar denominated securities.

The Fund may invest up to 15% of total assets in non-investment grade debt securities sometimes called junk bonds, including up to 5% in securities rated lower than B by S&P or Moody's, which may include defaulted securities.

Under unusual market or economic conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its net assets in U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the highest rating category by a recognized rating service, money market funds, repurchase agreements, cash or other high quality fixed-income securities that are consistent with the Fund's objectives. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. Temporary defensive positions may limit the potential for an increase in the value of your Fund's shares or for the Fund to achieve its investment objectives.

The Fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities.

The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments, and may enter into standby commitment agreements. The Fund may also invest up to 15% of its net assets in illiquid securities.


II.  Investment Restrictions

The Corporation, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund's assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). The Corporation, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval.

Set forth below are each Fund's fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

Under its fundamental investment restrictions, each Fund (unless otherwise noted) may not:

(1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).


(3) Make investments for the purpose of exercising control or management. Investments by the Marsico Growth FDP Fund, the Van Kampen Value FDP Fund and the MFS Research International FDP Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.


(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


(5) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time and (iii) as may otherwise be permitted by an exemptive order issued to the Corporation by the Securities and Exchange Commission. (For purposes of this restriction, corporate debt securities include corporate loans purchased in the secondary market).

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) a Fund may borrow in amounts up to 33?% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by each Fund's investment policies as set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under its non-fundamental investment restrictions, each Fund (unless otherwise noted) may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time that Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by the Prospectus or applicable law.

(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, in the ordinary course of business within seven days at approximately current value, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Corporation has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction.

(d) With respect to each Fund, notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that each Fund (a) may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33?% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging a Fund, as applicable. Such leveraging or borrowing increases the exposure of a Fund to capital risk and borrowed funds are subject to interest costs which will reduce net income. Each Fund will not purchase securities while borrowing exceeds 5% of its total assets.




Except with respect to investment restriction (7) above, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, the Funds use the classifications and sub-classifications of Morgan Stanley Capital
International as a guide to identify industries.

In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restriction (1) above, treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

III.  Information on Directors and Officers


The Directors of the Corporation consist of five individuals, three of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act.


Each non-interested Director is a member of the Corporation's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Funds' independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Audit Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Funds; (ii) discuss with the independent accountants certain matters relating to the Funds' financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Funds' accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of the Corporation has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Each non-interested Director is also a member of the Corporation's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Corporation and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Corporation's non-interested Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Corporation that include biographical information and set forth the qualifications of the proposed nominee.

         Biographical Information


Certain biographical and other information relating to the non-interested Directors of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser, Merrill Lynch Investment Managers, L.P. ("MLIM") and their affiliates ("MLIM/FAM-advised funds") and other public directorships:

                        Position(s)     Term of Office**      Principal Occupation(s)                 Number of MLIM/FAM-
Name, Address* and      Held with the   and Length of         During Past                             advised Funds and
Age of Director         Corporation     Time Served           Five Years                              Portfolios Overseen
--------------------- ---------------- -------------------  --------------------------------------    ----------------------------
David O. Beim (64)***    Director       Director since      Professor of Finance and Economics at     17 registered investment
                                        2005                the Columbia University Graduate School   companies consisting of 23
                                                            of Business since 1991; Chairman of       portfolios
                                                            Outward Bound U.S.A. since 1997;
                                                            Chairman of Wave Hill, Inc. since 1980

James T. Flynn (66)      Director       Director since      Chief Financial Officer of J.P. Morgan    17 registered investment
                                        2005                & Co. Inc. from 1990 to 1995 and an       companies consisting of 23
                                                            employee of J.P. Morgan in various        portfolios
                                                            capacities from 1967 to 1995

W. Carl Kester (53)      Director       Director since      Industrial Bank of Japan Professor of     17 registered investment
                                        2005                Finance, Senior Associate Dean and        companies consisting of 23
                                                            Chairman of the MBA Program of            portfolios
                                                            Harvard University Graduate School
                                                            of Business Administration of Harvard
                                                            University Graduate School of
                                                            Business from 1997 to 1999; MBA Class of
                                                            1958 Professor of Business Administration
                                                            of Harvard University Graduate School of
                                                            Business Administration from 1981 to
                                                            1997; Independent Consultant since 1978.


Name, Address* and      Public
Age of Director         Directorships
--------------------- ----------------
David O. Beim (64)***    None





James T. Flynn (66)      None




W. Carl Kester (53)      None


------------------

* The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
** Each Director serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.
***  Chairman of the Audit Committee.

Certain biographical and other information about each Director who is an "interested person" of the Corporation as defined in the Investment Company Act (the "interested Director") and the officers of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the MLIM/FAM-advised funds and public directorships held:

                        Position(s)     Term of Office**    Principal Occupation(s)                 Number of MLIM/FAM-
Name, Address* and Age  Held with the   and Length of       During Past                             advised Funds and
of Director/Officers    Corporation     Time Served         Five Years                              Portfolios Overseen
----------------------  -------------   -----------------   --------------------------------------  ----------------------------
Robert C. Doll, Jr.      President      President           President of the MLIM/FAM-advised        126 registered
(50)***                  and            and Director        funds since 2005; President of MLIM      investment
                         Director****   since 2005          and FAMsince 2001; Co-Head (Americas     companies
                                                            Region) thereof from 2000 to 2001 and    consisting of
                                                            Senior Vice President                    168 portfolios
                                                            thereof from 1999 to 2001;
                                                            Director of Princeton
                                                            Services, Inc. ("Princeton
                                                            Services") since 2001;
                                                            President of Princeton
                                                            Administrators, L.P.
                                                            ("Princeton
                                                            Administrators") since
                                                            2001; Chief Investment
                                                            Officer of
                                                            OppenheimerFunds, Inc. in
                                                            1999 and Executive Vice
                                                            President thereof from
                                                            1991 to 1999.

Karen P. Robards (55)+     Director and   Director          President of Robards &                   17 registered
                           Chairperson    since 2005        Company, a financial                     investment
                                                            advisory firm, since 1987;               companies
                                                            formerly an investment                   consisting of
                                                            banker with Morgan Stanley               23 portfolios
                                                            for more than ten years;
                                                            Director of Enable Medical
                                                            Corp. since 1996; Director
                                                            of AtriCure, Inc. since
                                                            2000; Director of the
                                                            Cooke Center for Learning
                                                            and Development, a
                                                            not-for-profit organization.

Donald C. Burke (44)       Vice           Vice              First Vice President of                  128 registered
                           President      President         FAM and MLIM since 1997                  investment
                           and Treasurer  and               and Treasurer thereof                    companies
                                          Treasurer         since 1999; Senior Vice                  consisting of
                                          since 2005        President and Treasurer of               170 portfolios
                                                            Princeton Services
                                                            since 1999 and
                                                            Director since 2004;
                                                            Vice President of FAM
                                                            Distributors, Inc.
                                                            ("FAMD") since 1999;
                                                            Vice President of FAM
                                                            and MLIM from 1990 to
                                                            1997; and Director of
                                                            Taxation of MLIM
                                                            from 1990 to 2001; Vice
                                                            President, Secretary and
                                                            Treasurer of the IQ Funds
                                                            since 2004.

Jeffrey Hiller (53)        Chief          Chief             Chief Compliance Officer                 129 registered
                           Compliance     Compliance        of the MLIM/FAM-advised                  investment
                           Officer        Officer           funds and First Vice                     companies
                                          since 2005        President and Chief                      consisting of
                                                            Compliance Officer of MLIM               171 portfolios
                                                            (Americas Region) since 2004;
                                                            Chief Compliance Officer
                                                            of the IQ funds since
                                                            2004; Global Director of
                                                            Compliance at Morgan
                                                            Stanley Investment
                                                            Management from 2002 to
                                                            2004; Managing Director
                                                            and Global Director of
                                                            Compliance at Citigroup
                                                            Asset Management from 2000
                                                            to 2002; Chief Compliance
                                                            Officer at Soros Fund
                                                            Management in 2000; Chief
                                                            Compliance Officer at
                                                            Prudential Financial from
                                                            1995 to 2000; Senior
                                                            Counsel in the
                                                            Commission's Division of
                                                            Enforcement in Washington,
                                                            D.C. from 1990 to 1995.

Alice A. Pellegrino (45)   Secretary      Secretary         Director (Legal Advisory)                126 registered
                                          since 2005        of MLIM since 2002; Vice                 investment


Name, Address* and Age     Public
of Director/Officers       Directorships
----------------------     ---------------
Robert C. Doll, Jr.        None
(50)***


















Karen P. Robards (55)+     None













Donald C. Burke (44)       None
















Jeffrey Hiller (53)        None
























Alice A. Pellegrino (45)   None


                                                            President of MLIM                        companies
                                                            from 1999 to 2002.                       consisting of 168
                                                            Attorney associated                      portfolios
                                                            with MLIM, FAMD
                                                            and Princeton
                                                            Services since 2004.

-------------------------------
*    The address of Mr. Doll and each officer is P.O. Box 9011, Princeton, New
     Jersey 08543-9011. The address of Ms. Robards is P.O.Box 9095, Princeton,
     New Jersey 08543-9095.
**   Elected by and serves at the pleasure of the Board of Directors of the
     Corporation.
***  Robert C. Doll, Jr. is an "interested person", as defined in the
     Investment Company Act, of the Funds based on his current positions with
     FAM, MLIM, Princeton Services and Princeton Administrators.
**** As a Director, Mr. Doll serves until his successor is elected and qualified or until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute.
+    Chairman of the Board. Ms. Robards is an interested director based on her ownership of stock issued by Morgan Stanley, an affiliate of the sub-adviser to one of the funds.


         Share Ownership

Information relating to each Director's share ownership in the Corporation and in all registered funds in the MLIM/FAM-advised funds that are overseen by the respective Director ("Supervised Funds") as of December 31, 2004 is set forth in the chart below:


                                            Aggregate Dollar Range of Equity in     Aggregate Dollar Range of Securities
            Name of Director                             the Funds                          in Supervised Funds
---------------------------------------     ------------------------------------    ------------------------------------
Interested Director:                                        None                               Over $100,000
Robert C. Doll, Jr.
Karen P. Robards**                                          None                               Over $100,000
Non-Interested Directors:
David O. Beim*                                              None                                    None
James T. Flynn                                              None                               Over $100,000
W. Carl Kester                                              None                              $10,001-$50,000

---------------
*    Chairman of the Audit Committee.
**   Chairman of the Board.


Directors of the Corporation may purchase Class I shares of the Funds at net asset value.


As of May 27, 2005, none of the officers and Directors owned any of the outstanding shares of the Corporation. As of December 31, 2004, none of the non-interested Directors of the Corporation or their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").


         Compensation of Directors


Each non-interested Director receives an aggregate annual retainer of $92,750 for his or her services to the MLIM/FAM-advised funds. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each fund. In addition, each non-interested Director receives a fee for each in-person Board meeting attended and each in-person Audit Committee meeting attended. The aggregate annual per-meeting fees paid to each non-interested Director total $38,000, for all MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds. The Chairman of the Board of Directors and the Chairman of the Audit Committee each receive an additional annual retainer in the amounts of $40,000 and $10,000, respectively, which is paid quarterly and allocated to each MLIM/FAM-advised fund for which such Director provides services, based on the relative net assets of each such fund.

The following table shows the compensation the Corporation expects to pay the non-interested Directors for their first fiscal year of service ended May 31, 2006 and the aggregate compensation paid to them by all MLIM/FAM-advised funds for the calendar year ended December 31, 2004.

                                                Pension or Retirement
                             Aggregate                 Benefits             Aggregate Compensation
                            Compensation        Accrued as Part of the    from the MLIM/FAM-advised
         Name              From the Funds           Funds Expenses                 funds**
------------------------  ----------------      -----------------------   --------------------------
David O. Beim*                                           None                      $113,083
James T. Flynn                                           None                      $121,583
W. Carl Kester                                           None                      $121,583
Karen P. Robards                                         None                      $131,583

--------------
*    Chairman of [the Board and] the Audit Committee.
** For the number of MLIM/FAM-advised funds from which each Director receives compensation, see chart beginning on p. I-9.

IV.  Management and Advisory Arrangements


The Corporation, on behalf of each Fund, has entered into an investment advisory agreement with FAM, as Investment Adviser (the "Investment Advisory Agreement"). The Investment Adviser receives for its services to each Fund monthly compensation (the "Investment Advisory Fee") at the annual rate of 0.90% of the average daily net assets of the MFS Research International FDP Fund; at an annual rate of 0.80% of the average daily net assets of the Marsico Growth FDP Fund; at the annual rate of 0.70% of the average daily net assets of the Van Kampen Value FDP Fund and at the annual rate of 0.40% of the average daily net assets of the Franklin Templeton Total Return FDP Fund.

The Investment Adviser with respect to each Fund has entered into a sub-advisory agreement (each, a "Sub-Advisory Agreement") with the sub-advisers set forth below, pursuant to which the sub-adviser provides certain investment advisory services to the Investment Adviser with respect to a Fund. Each sub-adviser receives compensation for its services out of the Investment Adviser's management fee.


Fund                                   Sub-Adviser
----                                   -----------


MFS Research International FDP Fund    Massachusetts Financial Services Company
Marsico Growth FDP Fund                Marsico Capital Management, LLC
Van Kampen Value FDP Fund              Van Kampen Asset Management
Franklin Templeton Total Return FDP    Franklin Advisers, Inc.
Fund


         Investment Advisory Agreement


At a meeting of the Board of Directors of the Corporation, the Board of Directors received, reviewed and evaluated information concerning the nature, extent and quality of the personnel of and the services to be provided to the Funds by the Investment Adviser and its affiliates. In particular, the Board focused comparability of fees of each Fund, the proposed investment objectives and strategies for the Funds and the Investment Adviser's role in connection with oversight of each Fund's sub-adviser.

In connection with their consideration of the Investment Advisory Agreement, the Board of Directors compared each Fund's advisory fee rates to those of comparable funds. The Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services to be provided to each Fund by the Investment Adviser under the Investment Advisory Agreement, as well as other services to be provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to management oversight services, the Investment Adviser and its affiliates will provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. Based on their experience as directors of a number of other funds advised by the Investment Adviser or its affiliates, the Board members concluded that the services provided in all areas could be expected to be of a high level and that each Fund would benefit from those services. The Board also considered the Investment Adviser's costs of providing services, and the potential direct and indirect benefits to the Investment Adviser from its relationship with the Funds.

In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources and strengths of the Investment Adviser and its affiliates in managing investment companies that invest in equity and fixed income securities of issuers within and outside of the United States. The Board considered the amount of equity and fixed income assets under the management of the Investment Adviser and its affiliates and noted that the Investment Adviser has over twenty-five years experience in the investment management business. The Board also considered the Investment Adviser's experience in managing and overseeing the activities of fund sub-advisers. The Board concluded that the Investment Adviser has a high level of expertise in managing the types of investments to be used by each Fund and in managing and overseeing sub-advisory relationships such as those to be used by the Funds and determined that each Fund would benefit from that expertise. The Directors, based on their experience as directors and trustees of other investment companies managed by the Investment Adviser and its affiliates, also focused on the quality of the compliance and administrative staff of the Investment Adviser. The Board noted that, the Investment Adviser has a separate administrative legal and compliance staff to ensure a high level of quality in the compliance and administrative services provided to the Funds by the Investment Adviser and its affiliates and by each sub-adviser.

In connection with the Investment Advisory Agreement, the Board also reviewed the administrative services to be provided to the Fund by the Investment Adviser, including oversight of the Fund's day to day operations and provision of certain accounting services to the Fund. The Board considered the special administrative requirements of the Fund, including the need to monitor and oversee the services provided by each sub-adviser. The Board noted that the Investment Adviser and its affiliates provide administrative services to all the MLIM/FAM-advised funds as well as to a number of third party fund groups, and concluded, based on their experience as trustees, that, historically, the administrative services provided by the Investment Adviser and its affiliates was of a high quality and that the Fund would benefit from these services.

In connection with its consideration of the Investment Advisory Agreement, the Board compared the Fund's proposed contractual and actual advisory fee rates (the actual advisory fee rate includes administrative fees and the effects of any fee waivers) to those of comparable funds as selected by Lipper Inc. The Board noted that the proposed fee rates cover the services provided to each Fund by both the Investment Adviser and each applicable sub-adviser. The Board took into account the various services to be provided to the Fund by the Investment Adviser and its affiliates, including the services required to oversee the investment management activities of each sub-adviser, and the investment management services to be provided by each Fund's sub-adviser. The Board noted that the proposed fee rates for the MFS Research International FDP Fund, the Van Kampen Value FDP Fund and the Franklin Templeton Total Return FDP Fund were below the median of the other comparable funds in each Fund's Lipper group and that the proposed fee rates for the Marsico Growth FDP Fund was just above the median of the other comparable funds in its Lipper group. The Board concluded that each Fund's proposed advisory fee rate was reasonable compared to those of other comparable funds based on the nature and scope of the services to be provided by the Investment Adviser and the applicable sub-adviser. The Board also reviewed materials supplied by counsel to the Corporation that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Based on the information reviewed and its discussions, the Board, including all of the non-interested Directors, concluded that the advisory fee rate was reasonable in relation to the services provided by the Investment Adviser and the sub-advisers as well as the anticipated costs and benefits to be gained by the Investment Adviser and its affiliates in providing such services.

The Board considered the extent to which economies of scale might be realized as the assets of each Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale. While the Board will continue to seek information relating to economies of scale, the Board concluded that the advisory fee rate schedule as proposed is reasonable and that no changes are currently necessary. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

         Sub-Advisory Agreements


At the meeting, the Board of Directors of the Corporation also considered approval of each separate Sub-Advisory Agreement between the Investment Adviser and (i) Massachusetts Financial Services Company ("MFS") on behalf of the MFS Research International FDP Fund; (ii) Marsico Capital Management, LLC ("Marsico") on behalf of Marsico Growth FDP Fund; (iii) Van Kampen Asset Management ("Van Kampen") on behalf of Van Kampen Value FDP Fund; and (iv) Franklin Advisers, Inc. ("Franklin") on behalf of Franklin Templeton Total Return FDP Fund. With respect to each sub-adviser, the Board received, reviewed and evaluated information concerning the nature, extent and quality of the personnel of and the services to be provided to each Fund by the applicable sub-adviser. In particular, the Board focused on comparability of fees of each Fund, the proposed investment objectives and strategies for each Fund, and each sub-adviser's experience in managing the specific types of investments to be used by the Fund to which the sub-adviser would provide investment management service. The Board's review included an in-person presentation by each proposed sub-adviser with respect to these issues as well as an overview of each sub-adviser's business and investment philosophy.

In reviewing each Sub-Advisory Agreement, the Board focused on the experience, resources and strengths of the Investment Adviser and its affiliates in managing investment companies that invest in types of securities to be used by the Fund to which each sub-adviser will provide services. Therefore, with respect to MFS, the Board focused on MFS' experience in analyzing and investing in U.S. dollar and non-U.S. dollar denominated equity securities of issuers located throughout the world; with respect to Marsico, the Board focused on Marsico's experience in analyzing and investing in equity securities, primarily of large cap issuers, using a growth investing style; with respect to Van Kampen, the Board focused on Franklin's experience in analyzing and investing in equity securities, primarily of large cap issuers, using a contrarian value investing style; and with respect to Franklin, the Board focused on Van Kampen's experience in analyzing and investing in U.S. and foreign fixed income securities. The Board considered the amount of assets, including investment company assets, under the management of each sub-adviser and noted that each sub-adviser has extensive experience in the investment management business. The Board also reviewed performance information for those funds and accounts managed by each sub-adviser that are managed in the same way as each applicable Fund. The Board concluded that each sub-adviser has a high level of expertise in managing the types of investments to be used by the Fund it is proposing to manage and determined that each Fund would benefit from that expertise.

The Directors also focused on the nature and scope of each sub-adviser's compliance policies and procedures, including the proposed use of soft dollars by MFS, Marsico and Van Kampen. In this connection, the Board received a report from the Investment Adviser's compliance staff, including its Chief Compliance Officer, on the results of the Investment Adviser's due diligence review of each sub-adviser. The Board determined that each sub-adviser's compliance policies and procedures, as overseen by the Investment Adviser, were adequate to ensure each Fund's compliance with its investment objectives and policies and the requirements of the applicable securities laws.

The Board also reviewed the proposed amount of the Investment Adviser's investment advisory fee to be paid to each sub-adviser and determined that each such fee was reasonable in relation to the services to be provided to each Fund by the applicable sub-adviser.

         Portfolio Manager Information

MFS Research International FDP Fund

The MFS Research International FDP Fund is managed by a committee of research analysts under the general supervision of Jose Luiz Garcia and Thomas Melendez.

         Other Funds and Accounts Managed by Portfolio Manager

                                   Number of Other Accounts Managed                 Number of Accounts and Assets for Which
                                      and Assets by Account Type                      Advisory Fee is Performance-Based
                           -----------------------------------------------------   -------------------------------------------
                             Registered         Other Pooled                         Registered  Other Pooled
Name of                      Investment         Investment           Other           Investment   Investment        Other
Portfolio Manager             Companies         Vehicles            Accounts         Companies     Vehicles       Accounts
----------------------     ------------------- ---------------- ----------------   ------------ -------------- ---------------
Jose Luiz Garcia           4; $2,607,489,368    2; $287,335,244 9;$1,769,870,677         -             -      2; $855,893,706

Thomas Melendez            5; $2,749,679,637    2; $287,335,244 9; $1,769,870,677         -             -     2; $855,893,706


         Fund Ownership

As of the date of this Statement of Additional Information the Fund has not yet commenced operations, therefore none of the portfolio managers own shares of any Fund at this time.

         Portfolio Manager Compensation

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

     o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors.

          o The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).
          o The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

Potential Conflicts of Interest. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of MFS or a subsidiary of MFS Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.


Marsico Growth FDP Fund

Thomas F. Marsico is the Chief Executive Officer and Chief Investment Officer of Marsico and manages the Marsico Growth FDP Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served as portfolio manager of the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997.

         Other Funds and Accounts Managed by Portfolio Manager

As of December 31, 2004, Mr. Marsico managed: (a) 30 other registered investment companies with total assets of $22,021,865,000, (b) 11 accounts for pooled investment vehicles with total assets of $1,044,513,000, and (c) 167 other accounts with total assets of $16,996,826,000.

As of December 31, 2004, Mr. Marsico managed no accounts subject to a fee under which compensation was based on a share of the capital gains upon or capital appreciation of the account.

Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the Marsico Growth FDP Fund, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

         Fund Ownership

None. (Marsico's Code of Ethics does not permit covered employees, including portfolio managers, to invest in mutual funds sub-advised by Marsico.)


         Portfolio Manager Compensation

Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Van Kampen Value FDP Fund

The Van Kampen Value FDP Fund's portfolio is managed within Van Kampen's Multi-Cap Value team. Current members of the Multi-Cap Value team include B. Robert Baker, Jason Leder, and Kevin Holt, Managing Directors of Van Kampen.

B. Robert Baker, who is the Fund's lead portfolio manager, has worked for Van Kampen since 1991 and has managed the Fund since its inception. Jason Leder has worked for Van Kampen since 1995 and has managed the Fund since its inception. Kevin Holt has worked for Van Kampen since 1999 and has managed the Fund since its inception.

All portfolio managers who work on the portfolio are responsible for generating investment ideas. Each portfolio manager has discretion over the sectors they cover. The Multi-Cap Value Team meets formally every Tuesday to discuss the portfolio. The meeting is open for debate with all the managers providing their opinions and ideas. Lead portfolio manager, Bob Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

The composition of the team may change without notice from time to time.

         Other Funds and Accounts Managed by Portfolio Manager

As of December 31, 2004, B. Robert Baker managed 10 mutual funds with a total of $20,189.00 million in assets; 1 pooled investment vehicles other than mutual funds with a total of $32.10 million in assets; and 3 other accounts with a total of $1,716.50 million in assets.

As of December 31, 2004, Jason Leder managed 10 mutual funds with a total of $20,189.00 million in assets; 1 pooled investment vehicles other than mutual funds with a total of $32.10 million in assets; and 3 other accounts with a total of $1,716.50 million in assets.

As of December 31, 2004, Kevin Holt managed 10 mutual funds with a total of $20,189.00 million in assets; 1 pooled investment vehicles other than mutual funds with a total of $32.10 million in assets; and 3 other accounts with a total of $1,716.50 million in assets.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, Van Kampenmay receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. Van Kampen has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

         Fund Ownership

As of the date of this Statement of Additional Information the Fund has not yet commenced operations, therefore none of the portfolio managers own shares of the Fund at this time.

         Portfolio Manager Compensation

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Generally, portfolio managers receive base salary compensation based on the level of their position with Van Kampen.

In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

          o    Cash Bonus;

          o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

          o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by Van Kampen or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by Van Kampen or its affiliates; and

          o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

          o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

          o    Contribution to the business objectives of Van Kampen.

          o    The dollar amount of assets managed by the portfolio manager.

          o Market compensation survey research by independent third parties.

          o Other qualitative factors, such as contributions to client objectives.

          o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

Franklin Templeton Total Return FDP Fund

The Franklin Templeton Total Return FDP Fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection, including: Roger Bayston, Ken Burns and Christopher J. Molumphy.

         Other Funds and Accounts Managed by Portfolio Manager

-------------------------------------------------------------------------------
                                                             Total Assets Under
                                 Type of                     Management as of
Name of Portfolio Manager        Account*        Number      12/31/04 (million)
-------------------------------------------------------------------------------

Roger Bayston, CFA                 RIC              6           $ 9,525
-------------------------------------------------------------------------------
                                   OPI              3           $ 4,862
-------------------------------------------------------------------------------
                                   OA               1           $  468
-------------------------------------------------------------------------------
Ken Burns, CFA                     RIC              5           $1,556
-------------------------------------------------------------------------------
                                   OPI              -              -
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                   OA               -              -
-------------------------------------------------------------------------------
Christopher J. Molumphy, CFA       RIC              6           $7,820
-------------------------------------------------------------------------------
                                   OPI              4           $  150
-------------------------------------------------------------------------------
                                   OA               1           $  326
-------------------------------------------------------------------------------

* RIC= registered investment companies, OPI= other pooled investment vehicles and OA=other accounts

Performance Based Fee Accounts

-------------------------------------------------------------------------------
                                                             Total Assets Under
                               Type of                       Management as of
Name of Portfolio Manager      Account*          Number      12/31/04 (millions)
-------------------------------------------------------------------------------

Roger Bayston, CFA               OA                 1            $468
-------------------------------------------------------------------------------

* OA=other accounts

Material Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as each portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in investment grade securities. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Advisers seeks to manage such potential conflicts by having adopted procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Franklin Advisers has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

         Fund Ownership

As of the date of this Statement of Additional Information the Fund has not yet commenced operations, therefore none of the portfolio managers own shares of the Fund at this time.

         Portfolio Manager Compensation

Franklin Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     o    Base salary. Each portfolio manager is paid a base salary.

     o Annual bonus. Each portfolio manager is eligible to receive an annual bonus. Franklin Advisers feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources, Inc. stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources, Inc. stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Franklin Advisers and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

          o Investment Performance: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark and securities market index as appropriate.

          o Non-Investment Performance: The more qualitative contributions of a portfolio manager to Franklin Advisers' business and the investment management team, including professional knowledge, productivity, responsiveness to client needs, and communication, are evaluated in determining the amount of any bonus award.

          o Responsibilities: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

         Additional long term equity-based compensation. Portfolio managers may be awarded options to purchase common shares of Franklin Resources, Inc. stock that would permit the portfolio managers to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources, Inc. stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent. Portfolio managers also participate in benefit plans and programs available generally to all employees.


         Transfer Agency Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to Financial Data Services, Inc. for transfer agency services.

         Accounting Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to State Street Bank and Trust Company or to the Investment Adviser for accounting services.

V.  Information on Sales Charges and Distribution Related Expenses

As of the date of this Statement of Additional Information, the Fund had not made any payments pursuant to its Distribution Plans.

VI.  Computation of Offering Price


An illustration of the computation of the offering price for Class A, Class B, Class C and Class I shares of each Fund (except the Franklin Templeton Total Return FDP Fund) based on a hypothetical investment of $10,000 in each class of shares is set forth below.

                                     Class A    Class B   Class C    Class I
                                    ---------  --------- ---------  ---------
Net Assets
Number of Shares Outstanding
Net Assets Value Per share (net
  assets divided by number of
  shares outstanding)
Sales charge (for Class I and
  Class A Shares:  5.25% of
  offering price; 5.54% of net
  asset value per share)*                          **        **
Offering Price


------------------------------
* Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C Shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" herein.


Franklin Templeton Total Return FDP Fund

An illustration of the computation of the offering price for Class A, Class B, Class C and Class I shares of the Franklin Templeton Total Return FDP Fund based on a hypothetical investment of $10,000 in each class of shares is set forth below.


                                     Class A    Class B   Class C    Class I
                                    ---------  --------- ---------  ---------
Net Assets
Number of Shares Outstanding
Net Assets Value Per share (net
  assets divided by number of
  shares outstanding)
Sales charge (for Class I and
  Class A Shares:  4.00% of
  offering price; 4.17% of net
  asset value per share)*                          **        **
Offering Price

------------------------------
* Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C Shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" herein.


VII.  Portfolio Transactions and Brokerage

See Part II "Portfolio Transactions and Brokerage" of this Statement of Additional Information for more information.

As of the date of this Statement of Additional Information, the Funds have not paid any brokerage commissions or securities lending fees.

VIII.  Additional Information

         Description of Shares


The Corporation is a Maryland corporation incorporated on March 31, 2005. It has an authorized capital of 1,600,000,000 shares of Common Stock, par value $.10 per share, divided into four series known as MFS Research International FDP Fund, Marsico Growth FDP Fund, Van Kampen Value FDP Fund and Franklin Templeton Total

Return FDP Fund. Each Fund consists of 400,000,000 shares. Each of the Funds is divided into four classes: Class A, Class B, Class C and Class I. Each class of shares of each Fund consist of 100,000,000 shares.

It is anticipated that (i) FAM and MFS will be the initial shareholders of the MFS Research International FDP Fund, (ii) FAM and Marsico will be the initial shareholders of the Marsico Growth FDP Fund, (iii) FAM and Van Kampen will be the initial shareholders of the Van Kampen Value FDP Fund, and (iv) FAM and Franklin Advisers will be the initial shareholders of the Franklin Templeton Total Return FDP Fund. Such shares will be acquired for investment and can only be disposed of by redemption. It is expected that the Funds will bear some or all of its offering and/or organizational expenses. To the extent the organizational expenses of a Fund are paid by such Fund, they will be expensed and immediately charged to net asset value.


Prior to the offering of the Funds' shares, FAM will be each Fund's sole shareholder and deemed a controlling person of such Fund.

         Principal Shareholders



As of June [ ], 2005, FAM owned 100% of each Fund's outstanding shares.

                      STATEMENT OF ASSETS AND LIABILITIES


                    MFS Research International FDP Fund of
                               FDP Series, Inc.


                      Statement of Assets and Liabilities
                                   [ ], 2005

ASSETS:
Cash     Investment in the Fund                                                       $25,000
                                                                                --------------
         Deferred offering costs                                                    [       ]
                                                                                --------------
         Total assets                                                              $[       ]
                                                                                ==============
LIABILITIES:
Liabilities and accrued expenses                                                   $[       ]
                                                                                ==============

Net Assets applicable to investor's interest in the Company (Note 1)                  $25,000
                                                                                ==============

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par

NET ASSET VALUE:                                                                      $25,000
                                                                                ==============

---------------------
Notes to Statement of Assets and Liabilities.

(1) FDP Series, Inc. (the "Company") was organized as a Maryland series corporation on March 31, 2005, is registered under the Investment Company Act of 1940 as an open-end management investment company, and is comprised of four series including the MFS Research International FDP Fund (the "Fund"). To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the Fund at the annual rate of 0.90% of the average daily net assets of the series. The Company has entered into a distribution agreement with FAM Distributors, Inc. (the "Distributor"). Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the initial registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Company. The [Investment
     Adviser][sub-adviser of the Fund], on behalf of the [Company][Fund], will incur organization costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES

                          Marsico Growth FDP Fund of
                               FDP Series, Inc.

                      Statement of Assets and Liabilities
                                   [ ], 2005

ASSETS:
Cash     Investment in the Fund                                                       $25,000
                                                                                --------------
         Deferred offering costs                                                    [       ]
                                                                                --------------
         Total assets                                                              $[       ]
                                                                                ==============


LIABILITIES:
Liabilities and accrued expenses                                                   $[       ]
                                                                                ==============


Net Assets applicable to investor's interest in the Company (Note 1)                  $25,000
                                                                                ==============


NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par


NET ASSET VALUE:                                                                      $25,000
                                                                                ==============


---------------------
Notes to Statement of Assets and Liabilities.


(1) FDP Series, Inc. (the "Company") was organized as a Maryland series corporation on March 31, 2005, is registered under the Investment Company Act of 1940 as an open-end management investment company, and is comprised of four series including the Marsico Growth FDP Fund (the "Fund"). To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the Fund at the annual rate of 0.90% of the average daily net assets of the series. The Company has entered into a distribution agreement with FAM Distributors, Inc. (the "Distributor"). Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the initial registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Company. The [Investment
     Adviser][sub-adviser of the Fund], on behalf of the [Company][Fund], will incur organization costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES


                         Van Kampen Value FDP Fund of
                               FDP Series, Inc.


                      Statement of Assets and Liabilities
                                   [ ], 2005


ASSETS:
Cash     Investment in the Fund                                                       $25,000
                                                                                --------------
         Deferred offering costs                                                    [       ]
                                                                                --------------
         Total assets                                                              $[       ]

                                                                                ==============
LIABILITIES:
Liabilities and accrued expenses                                                   $[       ]
                                                                                ==============


Net Assets applicable to investor's interest in the Company (Note 1)                  $25,000
                                                                                ==============


NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par


NET ASSET VALUE:                                                                      $25,000
                                                                                ==============


---------------------
Notes to Statement of Assets and Liabilities.


(1) FDP Series, Inc. (the "Company") was organized as a Maryland series corporation on March 31, 2005, is registered under the Investment Company Act of 1940 as an open-end management investment company, and is comprised of four series including the Van Kampen Value FDP Fund (the "Fund"). To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the Fund at the annual rate of 0.90% of the average daily net assets of the series. The Company has entered into a distribution agreement with FAM Distributors, Inc. (the "Distributor"). Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the initial registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Company. The [Investment
     Adviser][sub-adviser of the Fund], on behalf of the [Company][Fund], will incur organization costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES


                  Franklin Templeton Total Return FDP Fund of
                               FDP Series, Inc.


                      Statement of Assets and Liabilities
                                   [ ], 2005


ASSETS:
Cash     Investment in the Fund                                                       $25,000
                                                                                --------------
         Deferred offering costs                                                    [       ]
                                                                                --------------

         Total assets                                                              $[       ]
                                                                                ==============
LIABILITIES:
Liabilities and accrued expenses                                                   $[       ]
                                                                                ==============


Net Assets applicable to investor's interest in the Company (Note 1)                  $25,000
                                                                                ==============


NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par


NET ASSET VALUE:                                                                      $25,000
                                                                                ==============

---------------------
Notes to Statement of Assets and Liabilities.


(1) FDP Series, Inc. (the "Company") was organized as a Maryland series corporation on March 31, 2005, is registered under the Investment Company Act of 1940 as an open-end management investment company, and is comprised of four series including the Franklin Templeton Total Return FDP Fund (the "Fund"). To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the Fund at the annual rate of 0.90% of the average daily net assets of the series. The Company has entered into a distribution agreement with FAM Distributors, Inc. (the "Distributor"). Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the initial registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Company. The [Investment
     Adviser][sub-adviser of the Fund], on behalf of the [Company][Fund], will incur organization costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                                    Part II


Part II of this Statement of Additional Information contains information about the FDP Series, Inc. (the "Corporation") including each series of the
Corporation: MFS Research International FDP Fund, Marsico Growth FDP Fund, Van Kampen Value FDP Fund and Franklin Templeton Total Return FDP Fund (each a "Fund" and collectively, the "Funds").


The Corporation is organized as a Maryland corporation. Shares of common stock are referred to herein as "Common Stock," holders of Common Stock are referred to as "shareholders," the directors of the Corporation are referred to as "Directors." Fund Asset Management, L.P. ("FAM") is the investment adviser of each Fund and is referred to as the "Investment Adviser," and the investment advisory agreement applicable to the Funds is referred to as the "Investment Advisory Agreement." With respect to each Fund, the Investment Adviser has entered into a separate sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") with an investment adviser as identified in the Funds' Prospectus (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). The Corporation's Articles of Incorporation, together with all amendments thereto, is referred to as its "charter." The Investment Company Act of 1940, as amended, is referred to herein as the "Investment Company Act" and the Securities and Exchange Commission is referred to as the "Commission."

                      Investment Risks and Considerations

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see the Funds' Prospectus and Part I, Section I "Investment Objectives and Policies" of the Funds' Statement of Additional Information for a complete description of each Fund's investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund's investments and/or investment strategies applies only to those Funds specifically identified as making each type of investment or using each investment strategy (each, a "Covered Fund"). Information that does not apply to a Covered Fund does not form a part of that Covered Fund's Statement of Additional Information and should not be relied on by investors in the Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund's Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  MFS Research
                                                International FDP     Marsico Growth FDP    Van Kampen Value     Franklin Templeton
                                                      Fund                   Fund               FDP Fund      Total Return FDP Fund
-----------------------------------------------------------------------------------------------------------------------------------
144 A Securities                                        X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                                                                                    X
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                                  X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                  X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                         X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Depository Receipts                                     X                     X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives                                             X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Hedging                                              X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Indexed and Inverse Floating Rate                    X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Swap Agreements                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Interest Rate Swaps, Caps and Floors                                                                                    X
-----------------------------------------------------------------------------------------------------------------------------------
   Credit Default Swap Agreements                                                                                          X
-----------------------------------------------------------------------------------------------------------------------------------
   Credit Linked Securities                                                                                                X
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return Swap Agreements                                                                                            X
-----------------------------------------------------------------------------------------------------------------------------------
   Options on Securities and Securities
   Indices                                              X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Types of Options                                     X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Call Options                                         X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Put Options                                          X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Options on Government  National  Mortgage
   Association ("GNMA") Certificates                                                                                       X
-----------------------------------------------------------------------------------------------------------------------------------
   Futures                                              X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Exchange Transactions                        X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Forward Foreign Exchange Transactions              X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Currency Futures                                   X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Currency Options                                   X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Limitations on Currency Hedging                    X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Risk Factors in Hedging Foreign
     Currency Risks                                     X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Risk Factors in Derivatives                          X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Credit Risk                                        X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Currency Risk                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Leverage Risk                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
     Liquidity Risk                                     X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Additional Risk Factors of OTC
   Transactions; Limitations on the use of
   OTC Derivatives                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                                                                                               X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risks                                X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Market Risk                                  X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Economy Risk                                 X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Currency Risk and Exchange Risk                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Governmental Supervision and Regulation
   / Accounting Standards                               X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Certain Risks of Holding Fund Assets
   Outside the United States                            X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Settlement Risk                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                       X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                 X                     X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Inflation-indexed Bonds                                                                                                    X
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                          X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
   Restriction on Certain Investments                   X
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                              X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Related Securities                                                                                                X
-----------------------------------------------------------------------------------------------------------------------------------
   Mortgage Backed Securities                                                                                              X
-----------------------------------------------------------------------------------------------------------------------------------
   Mortgage Pass-Through Securities                                                                                        X
-----------------------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage Obligations
   ("CMOs")                                                                                                                X
-----------------------------------------------------------------------------------------------------------------------------------
   Adjustable Rate Mortgage Securities                                                                                     X
-----------------------------------------------------------------------------------------------------------------------------------
   CMO Residuals                                                                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
   Stripped Mortgage Backed Securities                                                                                     X
-----------------------------------------------------------------------------------------------------------------------------------
   Tiered Index Bonds                                                                                                      X
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                          X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                 X                     X                                            X
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale             X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------


                                     II-2


-----------------------------------------------------------------------------------------------------------------------------------
                                                  MFS Research
                                                International FDP     Marsico Growth FDP    Van Kampen Value     Franklin Templeton
                                                      Fund                   Fund               FDP Fund      Total Return FDP Fund
-----------------------------------------------------------------------------------------------------------------------------------
   Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                                                                              X
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                      X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth
   Companies                                            X                     X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                   X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                          X                                                                  X
-----------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                           X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                                           X                                            X
-----------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                                                     X
-----------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                      X                     X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                                X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery
   Securities and Forward Commitments                   X                     X                     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                                                        X                                            X
-----------------------------------------------------------------------------------------------------------------------------------



144A Securities. A Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Corporation's Directors. The Directors have adopted guidelines and delegated to Fund management the daily function of determining and monitoring liquidity of restricted securities. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund.

Borrowing and Leverage. Each Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Most Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Funds may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, Fund management in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Corporation's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede Fund management from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, Fund management will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosen by Fund management in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible") or (iii) a synthetic security manufactured by another party.

Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by Fund management by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, Fund management may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. Fund management may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when Fund management believes such a Manufactured Convertible would better promote a Fund's objective than alternate investments. For example, Fund management may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts. A Fund may invest in the securities of foreign issues in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depository Receipts. The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives

Each Fund may use instruments and trading strategies referred to as derivative securities ("Derivatives"). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Standard & Poor's ("S&P") 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use Derivatives for hedging purposes. Certain Funds may also use derivatives to seek to enhance returns. The use of a Derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Fund invests in a Derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Fund may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund's hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use Derivative instruments and trading strategies including the following:

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that yield a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, the Fund's return on such securities will be subject to risk with respect to the value of the particular index. Interest and principal payable on the securities may also be based on relative changes among particular indices. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. Fund management believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Fund that allow the Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes only or to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. A Fund may enter into swap agreements, including interest rate and index swap agreements, for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Fund management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that development in the swap market, including potential government regulation, could adversely affect Fund management's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

See "Credit Default Swap Agreements" and "Interest Rate Swaps, Caps and Floors" below for further information on particular types of swap agreements that may be used by certain Funds.

Interest Rate Swaps, Caps and Floors. A Fund may enter into interest rate swaps, which are over-the-counter contracts in which each party agrees to make a periodic payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset.

In order to hedge the value of a Fund's portfolio against interest rate fluctuations or to enhance a Fund's income, a Fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Fund may also invest in interest rate swaps to enhance income or to increase the Fund's yield during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates).

A Fund usually will enter into interest rate swap transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, Fund management believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

In an interest rate swap, a Fund exchanges with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds a mortgage backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

Typically the parties with which a Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. A Fund will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Fund management to be equivalent to such rating. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain Federal income tax requirements may limit a Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. A Fund may enter into credit default swap agreements and similar agreements, and may also buy credit linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into credit default swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Fund management to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Options on Securities and Securities Indices. A Fund may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short-term interest rates.

Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Call Options. Each Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

Each Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

Each Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund's income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. Each Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Fund will receive a premium for writing a put option, which increases the Fund's return. A Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but that the Fund does not currently have a corresponding short position or has not deposited cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option as collateral. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the securities or instruments decrease below the exercise price. If the securities or instruments price increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such transaction, a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss.

Options on Government National Mortgage Association ("GNMA") Certificates. The following information relates to unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Fund, as a writer of a GNMA call holding

GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Fund will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its "cover."

A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such Certificate with a certificate which represents cover. When a Fund closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Futures. A Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Funds' Investment Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") pursuant to Rule 4.5 under the CEA. Fund management is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Fund is operated so as not to be deemed to be a "commodity pool" under the regulations of the Commodity Futures Trading Commission.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar-denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option that, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Fund are considered to constitute hedging transactions and are consistent with the policies described above. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Limitations on Currency Hedging. Most Funds will not speculate in Currency Instruments, although certain Funds may use such instruments to seek to enhance returns. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Fund will only enter into a cross-hedge if Fund management believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

A Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses, which exceed the amount originally invested by the Fund. When a

Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which Fund management anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have investment grade credit ratings (or in some cases substantial capital) or that have provided the Fund with a third-party guaranty or other credit enhancement.

Dollar Rolls. A Fund may enter into dollar rolls, in which the Fund will sell or buy securities for delivery in the current month and simultaneously contract to repurchase or resell substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities sold. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities subject to a Fund's forward purchase commitment may decline below the price of the securities the Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. A Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

Foreign Investment Risks

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes thereby reducing the amount available for distribution to shareholders.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund's ability to conduct portfolio transactions in such securities.

Initial Public Offering Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end of year value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal on maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the CPI for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculate by the applicable government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

An increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the Investment Company Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Investment in Other Investment Companies. Each Fund may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in securities of any investment company. Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund's total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Junk Bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high-risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include the following:

     o Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

     o The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

     o Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

     o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

     o Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

     o Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund's portfolio securities than in the case of securities trading in a more liquid market.

     o A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Related Securities

Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), or by government sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans' Administration ("VA")-guaranteed mortgages.

Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U. S. government. In the case of obligations not backed by the full faith and credit of the U.S. government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Fund management determines that the securities meet a Fund's quality standards.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage Backed Securities. A Fund may invest in stripped mortgage backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or PO class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or IO class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Fund may purchase securities of a PO class, a Fund is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Fund generally will purchase IOs only as a component of so called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Fund because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities. IOs and POs are considered by the staff of the Commission to be illiquid securities and, consequently, a Fund will not invest in IOs or POs in an amount which, taken together with the Fund's other investments in illiquid securities, exceeds 15% of the Fund's net assets.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in a Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code").

Real Estate Investment Trusts ("REITs"). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to the risk of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as these REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. A Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund's other illiquid investments, would exceed 15% of the Fund's net assets.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed date and price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its approved custodian containing cash, cash equivalents or liquid high grade debt securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending. Each Fund may lend securities with a value not exceeding 33?% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and to retain an affiliate of the Fund as lending agent.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management's judgment, such disposition is not desirable.

While the process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment over of any payments received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales "against the box" without being subject to the limitations imposed on other short sale transactions. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Fund and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. A Fund may enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Supranational Entities. A Fund may invest in debt securities of supranational entities as defined above. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. Competition and deregulation should result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. Fund management seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, Fund management believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets for the Fund will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. Fund management will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Warrants. Warrants are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. No Fund has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Zero Coupon Securities. Certain Funds may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. A Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to income accrued but not yet received. The required distributions will result in an increase in a Fund's exposure to such securities.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund and Fund management. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See Part I, Section II "Investment Restrictions" of the Funds' Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.


The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Board of Directors of the Corporation without the approval of the Corporation's shareholders.


Each Fund's investments will be limited in order to allow the Fund to qualify as a "regulated investment company" for purposes of the Code. See "Dividends and Taxes -- Taxes." To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, or qualified publicly traded partnerships, as defined in the Code and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of the Corporation to the extent necessary to comply with changes to the Federal tax requirements. A Fund that is "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

                   Management and Other Service Arrangements

Directors and Officers

See Part I, Section III "Information on Directors and Officers," "-- Biographical Information," "-- Share Ownership" and "-- Compensation of Directors" of the Funds' Statement of Additional Information for biographical and certain other information relating to the Directors and officers of the Corporation, including Directors' compensation.

Management Arrangements

Management Services. The Investment Adviser provides each Fund with investment advisory and management services. The Investment Adviser has, in turn, retained a Sub-Adviser to provide day-to-day investment advisory and management services to each Fund. Subject to the supervision of the Directors and the Investment Adviser, each Sub-Adviser is responsible for the actual management of a Fund's portfolio and reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the applicable Sub-Adviser. The Investment Adviser supervises the activities of each Sub-Adviser and performs certain of the other administrative services. Each of the Investment

Adviser and the Sub-Advisers provides such office space, facilities, equipment and personnel as are necessary for its role in management of the applicable Fund.

Management Fees. The Corporation, on behalf of each Fund, has entered into a management agreement with the Investment Adviser, pursuant to which the Investment Adviser receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. The Investment Adviser pays all fees associated with its retention of the Sub-Advisers. For information regarding specific fee rates for a Fund, see
Part I, Section IV "Management and Advisory Arrangements" of the Funds' Statement of Additional Information.


Sub-Advisory Fees. The Investment Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser identified in the Funds' Prospectus pursuant to which each Sub-Adviser provides sub-advisory services to the Investment Adviser with respect to the applicable Fund. Each sub-adviser is compensated for its services out of the Investment Adviser's advisory fee. For information relating to any fee rates to be paid by the Investment Adviser to each Sub-Adviser pursuant to each Sub-Advisory Agreement, see Part I, Section IV "Management and Advisory Arrangements" of the Funds' Statement of Additional Information.


Payment of Fund Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund connected with investment and economic research, trading and investment management of the Fund and supervision of the Sub-Advisers, as well as the fees of all Directors of the Corporation who are interested persons of the Fund. Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are obligated to bear all expenses in connection with the performance of their services under the applicable agreement. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by FAM Distributors, Inc. (the "Distributor"); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Corporation as defined in the Investment Company Act (the "non-interested Directors"); accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and each Fund. Each Fund pays a fee for these services. In addition, the Investment Adviser provides certain accounting services to each Fund and the Fund pays the Investment Adviser a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans."

Organization of the Investment Adviser. Fund Asset Management, L.P. is a limited partnership. The partners of FAM are Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), and Princeton Services, Inc. ("Princeton Services"). ML & Co. and Princeton Services are "controlling persons" of FAM (as defined under the Investment Company Act) because of their ownership of FAM's voting securities or their power to exercise a controlling influence over FAM's management or policies.

Other Service Arrangements

Duration and Termination. Unless earlier terminated as described below, the Investment Advisory Agreement with respect to each Fund and each Sub-Advisory Agreement will remain in effect from year to year if approved annually (a) by the Directors or by a vote of a majority of the outstanding voting securities the applicable series of the Corporation and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Each Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing

Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund currently reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a monthly fee at an annual rate of 0.13% of the average daily net assets of the Class A and Class I shares and 0.10% of the average daily net assets of the Class B and Class C shares.


Independent Registered Public Accounting Firm. The Board of Directors of the Corporation has selected an independent registered public accounting firm that audits the Funds' financial statements. Please see the Funds' Prospectus for information on the Funds' independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the "Custodian") of the Funds is identified on the back cover page of the Funds' Prospectus. The Custodian is responsible for safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by a Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

Accounting Services. Each Fund has entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to the Fund. Each Fund pays a fee for these services. The Investment Adviser provides certain other accounting services to each Fund and each Fund reimburses the Investment Adviser for these services.

Distribution Expenses. Each Fund has entered into a distribution agreement with FAM Distributors, Inc. in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of a Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

Code of Ethics

The Board of Directors of the Corporation has approved a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act, which covers the Fund, the Investment Adviser and the Distributor. Each Sub-Adviser is subject to a separate code of Ethics. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

Selective Disclosure of Portfolio Holdings

Pursuant to policies and procedures adopted by each Fund, the Investment Adviser and the Sub-Advisers, the Fund, the Investment Adviser and the Sub-Advisers may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund's portfolio holdings. The Corporation's Board of Directors has approved the adoption by the Corporation of the policies and procedures set forth below, and has delegated to the Investment Adviser the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board of Directors of the Corporation provides ongoing oversight of compliance with these policies and procedures. As part of this oversight function, the Directors receive from the Corporation's Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these polices and procedure, including reports on any violations of these policies and procedures that may occur. In addition, the Directors receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures.

Examples of the information that may be disclosed pursuant to a Fund's policies and procedures would include (but is not limited to) specific portfolio holdings - including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the Fund manager's discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information ("Confidential Information") and proprietary information of the firm. Each Fund may disclose such information to individual investors, institutional investors and financial advisers and other financial intermediaries that sell the Fund's shares, affiliates of the Fund, third party service providers to the Fund, lenders to the Fund, and independent rating agencies and ranking organizations. Each Fund, the Investment Adviser and it affiliates, and the Sub-Advisers and their affiliates receive no compensation or other consideration with respect to such disclosures.

Subject to the exceptions set forth below, Confidential Information relating to each Fund may not be disclosed to persons not employed by the Investment Adviser or its affiliates or the applicable Sub-Adviser and its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.mutualfunds.ml.com. If the Confidential Information has not been publicly disclosed, an employee of the Investment Adviser or applicable Sub-Adviser who wishes to distribute Confidential Information relating to each Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Investment Adviser or Sub-Adviser will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Investment Adviser's Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Investment Adviser's Legal department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Investment Adviser's Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Investment Adviser's Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Corporation's shareholders. In connection with day-to-day portfolio management, each Fund may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. Each Fund has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of each Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Investment Adviser's Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of the Corporation's shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Investment Adviser's and Sub-Advisers' existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled "Management and Other Services Arrangements - Potential Conflicts of Interest" in this Statement of Additional Information.

Confidential Information - whether or not publicly disclosed - may be disclosed to the Directors, the independent Directors' counsel, outside Fund counsel, the Funds' accounting services provider and the Funds' independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Corporation's Chief Compliance Officer or the Investment Adviser's General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Fund, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either a Fund's and Investment Adviser's or Sub-Adviser's Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

The Investment Adviser has entered into ongoing arrangements to provide selective disclosure of fund portfolio holdings to the following persons or entities:

Corporation's Board of Directors
Corporation's Transfer Agent
Corporation's Independent Registered Public Accounting Firm
Corporation's' accounting services provider - State Street Bank and Trust
Company

Corporation's Custodian
Independent Rating Agencies - Morningstar, Inc. and Lipper Inc.
Information aggregators - Wall Street on Demand and Thomson Financial
Sponsors of 401(k) plans that include funds advised by FAM or its affiliates - E.I. Dupont de Nemours and Company, Inc. Consultants for pension plans that invest in funds advised by FAM or its affiliates - Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services

Other than with respect to the Board of Directors of the Corporation, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Directors of the Corporation has a fiduciary duty as directors to act in the best interests of the Corporation and its shareholders. Selective disclosure is made to the Corporation's Board of Directors and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to each Fund. Selective disclosure is made to the Funds' Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Fund, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Investment Adviser's Legal department. Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.


The Corporation and the Investment Adviser monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Corporation's, the Investment Adviser's and the Sub-Advisers' Code of Ethics and Code of Conduct - all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit - the Investment Adviser's compliance personnel under the supervision of the Corporation's Chief Compliance Officer, monitor the Investment Adviser's securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Investment Adviser maintains an internal restricted list to prevent trading by the personnel of the Investment Adviser or its affiliates in securities - including securities held by each Fund - about which the Investment Adviser has Confidential Information. There can be no assurance, however, that the Corporation's policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

The investment activities of the Investment Adviser, the Sub-Advisers, Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, "Merrill Lynch"), for their own accounts and other accounts they manage, may give rise to conflicts of interest that could disadvantage the Funds and their shareholders. The Investment Adviser and the Sub-Advisers have each adopted written policies and procedures that, collectively, address investment activities of, and other arrangements involving, the Investment Adviser or the Sub-Advisers that may give rise to certain conflicts of interest.

Merrill Lynch is a worldwide, full service investment banking, broker-dealer, asset management and financial services organization. As a result, Merrill Lynch (including, for these purposes, its Directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Funds, is engaged in businesses and has interests other than that of managing the Funds. These are considerations of which investors in the Funds should be aware, and which may cause conflicts of interest that could disadvantage the Funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Funds. In addition, the Investment Adviser and its affiliates may have other business relationships with any of the Sub-Advisers and their respective affiliates that are unrelated to their services to the Funds.

Merrill Lynch and its affiliates, including, without limitation, the Investment Adviser and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Funds and/or that engage in transactions in the same types of securities, currencies and instruments as the Funds. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Merrill Lynch and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on the Funds' performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable than those obtained by the Funds. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Fund.

The results of the Funds' investment activities may differ significantly from the results achieved by the Investment Adviser or the Sub-Advisers and their respective affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Merrill Lynch and its affiliates and the Sub-Advisers and their respective affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Funds. Moreover, it is possible that the Fund will sustain losses during periods in which Merrill Lynch and its affiliates and the Sub-Advisers and their respective affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of Merrill Lynch and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Funds in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Funds' activities may also be restricted because of regulatory restrictions applicable to Merrill Lynch and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not permit certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

In connection with its management of the Funds, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by Merrill Lynch. The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Merrill Lynch nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Merrill Lynch and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Sub-Advisers in managing the Funds and the proprietary activities or portfolio strategies of a given Sub-Adviser with respect to the applicable Fund may conflict with the transactions and strategies employed by another Sub-Adviser in managing its Fund.

In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of Merrill Lynch or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.

Each Sub-Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of Merrill Lynch (or, to the extent permitted by the Commission, Merrill Lynch) serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of Merrill Lynch. Merrill Lynch and its affiliates may also create, write or issue derivative instruments for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of the Funds. The Funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of Merrill Lynch or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of Merrill Lynch or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Funds. To the extent affiliated transactions are permitted, the Funds will deal with Merrill Lynch and its affiliates on an arms-length basis.

The Funds will be required to establish business relationships with its counterparties based on the Funds' own credit standing. Neither Merrill Lynch nor its affiliates will have any obligation to allow their credit to be used in connection with the Funds' establishment of its business relationships, nor is it expected that the Funds' counterparties will rely on the credit of Merrill Lynch or any of its affiliates in evaluating the Funds' creditworthiness.

It is also possible that, from time to time, Merrill Lynch or any of its affiliates or one of the Sub-Advisers and its affiliates may, although they are not required to, purchase and hold shares of the Funds in order to increase the assets of the Funds. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Merrill Lynch reserves the right to redeem at any time some or all of the shares of the Funds acquired for its own account. A large redemption of shares of a Fund by Merrill Lynch could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Merrill Lynch will consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares.

It is possible that the Funds may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which Merrill Lynch makes a market. The Funds also may invest in securities of companies that Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Funds and the interests of other Merrill Lynch clients. In supervising investment decisions for the Funds, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of Merrill Lynch in the course of these activities. In addition, from time to time, Merrill Lynch's activities may limit the Funds' flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

The Investment Adviser, the Sub-Advisers, their respective affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees and affiliates of the Investment Adviser or the Sub-Advisers that are the same, different from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, each Fund and the Investment Adviser and Sub-Advisers each has adopted a Code of Ethics in compliance with
Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds' portfolio transactions. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Investment Adviser, the Sub-Advisers and their respective affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that a Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser or one of the Sub-Advisers determined that it would be appropriate for a Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

Present and future activities of Merrill Lynch, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

                              Purchase of Shares


Shares of each Fund are available only to investors that participate in the FDP Service. Each Fund offers multiple classes of shares under a select pricing system ("Select Pricing System"). Class A and Class I shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."


The applicable offering price for purchase orders is based on the net asset value of each Fund next determined after receipt of the purchase order by a dealer or other financial intermediary ("Selling Dealer") that has been authorized by the Distributor by contract to accept such orders. As to purchase orders received by Selling Dealers prior to the close of business on the New York Stock Exchange ("NYSE") (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

Each Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering of shares from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

Initial Sales Charge Alternatives -- Class A and Class I Shares

Investors who prefer an initial sales charge alternative may elect to purchase Class A shares or, if an eligible investor, Class I shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class I shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges and, in the case of Class A shares, the account maintenance fee. Although some investors who previously purchased Class I shares may no longer be eligible to purchase Class I shares of other Funds, those previously purchased Class I shares, together with Class A, Class B and Class C share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C shares account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class A account maintenance fees will cause Class A shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class I shares.

The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class I shares of a Fund, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include (i) purchases by any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.


Eligible Class I Investors. Class I shares are offered to a limited group of investors. Investors who currently own Class I shares in a shareholder account are entitled to purchase additional Class I shares of a Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Class I shares are available at net asset value to corporate warranty insurance reserve fund programs and U.S. branches of foreign banking institutions provided that the program or bank has $3 million or more initially invested in the Funds. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee, certain other trusts managed by banks, and thrifts or trust companies. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of investment companies advised by FAM or its affiliates and to employees or customers of selected securities dealers that meet certain qualifications. In addition, Class I shares of certain Funds are offered at net asset value to shareholders of certain continuously offered closed-end funds advised by FAM or its affiliates who wish to reinvest the net proceeds from the sale of a certain of their shares of common stock pursuant to a tender offer conducted by such funds.
See "Purchase of Shares --Closed-End Fund Reinvestment Options."


The Distributor may reallow discounts to financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such financial intermediaries. Since financial intermediaries selling Class A and Class I shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Eligible investors may purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus
(b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all qualifying classes of shares of a Fund and of any other Funds. The purchaser or the purchaser's securities dealer or other financial intermediary must provide the Distributor at the time of purchase with sufficient information to confirm qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class I shares of a Fund or any other Funds made within a 13-month period pursuant to a Letter of Intent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class I shares. If you bought Class A or Class I shares prior to signing a Letter of Intent, those shares may be included under a subsequent Letter of Intent executed within 90 days of the purchase if you inform the Distributor in writing of your intent within the 90-day period. The value (at cost or maximum offering price, whichever is higher) of Class A and Class I shares of a Fund presently held on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of such Letter, but the reduced sales charge will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent, you will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the reduced sales charge and the applicable sales charge. Class A or Class I shares equal to at least 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5% of the dollar amount of such Letter. You may be entitled to further reduced sales charges under a right of accumulation for purchases made during the term of a Letter. You will not, however, be entitled to further reduced sales charges on any purchases made before the execution of the Letter.

The value of any shares you redeem prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter.

Purchase Privileges of Certain Persons. Directors of the Corporation, members of the Boards of other funds advised by the Investment Adviser or an affiliate, ML & Co. and its subsidiaries and their directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares at net asset value. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund's suitability standards. Class A shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a non-U.S. registered investment company advised by FAM or its affiliates to a U.S. registered fund advised by FAM or its affiliates.

Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Class A or Class I shares of a Fund through certain financial advisors that meet and adhere to standards established by the Investment Adviser from time to time.

Deferred Sales Charge Alternatives -- Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in a Fund.


The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of the Fund after a conversion period of approximately eight years (ten years in the case of the Franklin Templeton Total Return FDP Fund), and, thereafter, investors will be subject to lower ongoing fees.


Proceeds from the contingent deferred sales charge ("CDSC") and the distribution fee are paid to the Distributor and are used by the Distributor to defray the expenses of securities dealers or other financial intermediaries related to providing distribution-related services to each Fund in connection with the sale of the Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Contingent Deferred Sales Charges -- Class B Shares. If you redeem Class B shares within six years of purchase you may be charged a CDSC at the rates indicated in the Prospectus and below. The CDSC will be calculated in a manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. The order of redemption will be first of shares held for over six years or three years, as applicable, in the case of Class B shares, next of shares acquired pursuant to reinvestment of dividends, and finally of shares in the order of those held longest. The same order of redemption will apply if you transfer shares from your account to another account.

The following table sets forth the schedule that applies to the Class B CDSC for all Funds:

      Years Since Purchase             CDSC as a Percentage of
          Payment Made             Dollar Amount Subject to Charge
          ------------             -------------------------------
              0-1                               4.0%
              1-2                               4.0%
              2-3                               3.0%
              3-4                               3.0%
              4-5                               2.0%
              5-6                               1.0%
        6 and thereafter                        None

To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because they were issued through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate. The Class B CDSC also may be waived on redemptions of shares by certain eligible 401(a) and 401(k) plans. The Class B CDSC may be waived for any Class B shares that were acquired and held at the time of the redemption in an Employee Access(SM) Account available through employers providing eligible 401(k) plans. See "Shareholder Services -- Systematic Withdrawal Plans."

Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder Services --Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

Class B shares of certain Funds are offered through Blueprint only to members of certain affinity groups with a waiver of the CDSC upon redemption.


Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at 1-800-237-7777.

Conversion of Class B Shares to Class A Shares. Approximately eight years (ten years in the case of Franklin Templeton Total Return FDP Fund) after purchase (the "Conversion Period"), Class B shares of each Fund will convert automatically into Class A shares of that Fund. The conversion will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

Shares acquired through reinvestment of dividends on Class B shares will also convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding. If, at the Conversion Date, the conversion will result in less than $50 worth of Class B shares being left in an account, all of the Class B shares of the Fund held in the account will be converted into Class A shares of the Fund.

In general, Class B shares of equity funds will convert approximately eight years after initial purchase and Class B shares of taxable fixed income funds will convert approximately ten years after initial purchase. If you exchange Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

If you own shares of a Fund that, in the past, issued stock certificates and you hold such stock certificates, you must deliver any certificates for Class B shares of the Fund to be converted to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. If the Transfer Agent does not receive the certificates at least one week prior to the Conversion Date, your Class B shares will convert to Class A shares on the next scheduled Conversion Date after the certificates are delivered.

Contingent Deferred Sales Charges - Class C Shares

Class C shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and in connection with the redemption of Class C shares by certain retirement plans or on redemptions made in connection with the payment of account custodial fees. See "Shareholder Services -- Systematic Withdrawal Plans."

Redemption Fee


The MFS Research International FDP Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:


o    Redemptions resulting from death or disability

o    Redemptions through a Systematic Withdrawal Plan

o    Redemptions of shares purchased through an Automatic Investment Plan

o    Redemptions of shares acquired through dividend reinvestment

o Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended.

Distribution Plans

The distribution plan for each of the Class A, Class B and Class C shares (each, a "Distribution Plan") provides that a Fund pays the Distributor an account maintenance fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to shares of the relevant class. This fee compensates the Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for account maintenance activities with respect to Class A, Class B and Class C shares.

The Distribution Plan for each of the Class B and Class C shares also provides that the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to the shares of the relevant class. This fee compensates the Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial advisers or other financial intermediaries for selling Class B and Class C shares of the Fund.

Each Distribution Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to a Fund and the related class of shareholders. In approving each Distribution Plan in accordance with Rule 12b 1, the non-interested Directors of the Corporation concluded that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its related class of shareholders.

Each Distribution Plan provides that, so long as the Distribution Plan remains in effect, the non-interested Directors then in office will select and nominate other non-interested Directors. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Corporation. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders. All material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Among other things, each Distribution Plan provides that the Directors will review quarterly reports of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration quarterly. Distribution-related revenues consist of the account maintenance fees, the distribution fees and the CDSCs. Distribution-related expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. The distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

See Part I, Section V "Information on Sales Charges and Distribution Related Expenses" of the Funds' Statement of Additional Information for information relating to the fees to be paid by the Funds to the Distributor under each Distribution Plan.


Other Compensation to Selling Dealers

The Investment Adviser, the Distributor and their affiliates, at their expense, currently provide additional compensation to certain financial intermediaries that make Fund shares available to their customers. With respect to affiliates of the Investment Adviser or the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, such compensation may be in the form of payments or intercompany transfers.

The amount of payments made to a financial intermediary in any given year will vary based on the amount of the previous year's fund sales by a financial intermediary and/or the amount of assets attributable to a financial intermediary. These payments help defray the costs incurred by financial intermediaries for, among other things, providing marketing and other services intended to assist in the offer and sale of Fund shares, for shareholder servicing activities, and/or for sub-transfer agency services provided to individual shareholders where a financial intermediary maintains omnibus accounts with the Fund's Transfer Agent.

As of the date of this Statement of Additional Information, the financial intermediaries that the Distributor anticipates will receive additional payments include:

American Skandia Advisory Services (Prudential)
Bear Stearns
BMO Nesbitt Burns Co.
Boston Financial Data Services, Inc. (BFDS)
Brown Brothers Harriman Co.
Ceridian Retirement Plan Services
Charles Schwab
Chicago Mercantile Exchange
Citistreet, LLC
CNS Distributors, Inc.
Columbia Funds Distributor, Inc.
Federated Edgewood Services, Inc.
Fidelity Brokerage Services, LLC/National Financial
Fidelity Investments Institutional Operations Company, Inc.
First Trust - Trustlynx
First Trust - Datalynx
Hand Benefits & Trust Company
Hartford Life Insurance Company
Hewitt Services, LLC
Janney Montgomery Scott
Manulife Financial Group
Metlife Securities
MidAtlantic Capital Corporation
MSCS Financial Services, LLC
National Investor Services Corp.
Nationwide Financial Services, Inc.
Pershing, LLC
PFPC
Prudential Investment Management Services
Prudential Securities, Inc.
RBC Dain Rauscher, Inc.
Salomon Smith Barney, Inc.
Trust Company of America
UBS
US Asset Management, LLC
US Bancorp/US Bank National Association
Wachovia Bank NA


Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares. This limitation does not apply to the account maintenance fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Class B and Class C shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

                             Redemption of Shares

Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC or redemption fee that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission") or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Each Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

Redemption

If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to the Funds' Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be sent to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. If you hold share certificates issued by the Corporation, the letter must be accompanied by certificates for the shares. Redemption requests should not be sent to the Fund. A redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) the request contains the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) the check is mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address has not changed within 30 days. Certain rules may apply regarding certain types of accounts, including but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.


You may also redeem shares held with the Transfer Agent by calling 1-800-637-3863. You must be the shareholder of record and the request must be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) funds are to be wired to the client's bank account, (iv) a systematic withdrawal plan is in effect, (v) the request is by an individual other than the accountholder of record, (vi) the account is held by joint tenants who are divorced, (vii) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (viii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributor by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC or redemption fee). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege -- Class A and Class I Shares

If you redeemed Class A or Class I shares of a Fund, you may reinstate your account by buying Class A or Class I shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount you redeemed. You may exercise the reinstatement privilege by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent or by contacting your financial adviser or other financial intermediary within 30 days after the date the redemption request was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                             Shareholder Services

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund, by calling the telephone number on the cover page, or from the Distributor or your financial adviser. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an "Investment Account") you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a financial intermediary. If you transfer shares out of an account maintained with a financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from one financial intermediary to another financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares.

After the transfer, you may purchase additional shares of Funds owned before the transfer. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.


If you are considering transferring a tax-deferred retirement account such as an individual retirement account, from one financial intermediary to another financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original financial intermediary for those shares.


Exchange Privilege

U.S. shareholders of Class A, Class B, Class C and Class I shares of each Fund have an exchange privilege with certain other Funds. In order to qualify for the exchange privilege, the shares you wish to exchange are required to have a net asset value of at least $100 and must have been held by you for at least 15 days. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Class A and Class I Shares. You may exchange Class A or Class I shares of a Fund for Class I shares of a second Fund if you hold any Class I shares of the second fund in your account at the time of the exchange or are eligible to purchase Class I shares of the second fund; otherwise, you will receive Class A shares of the second fund. Class A shares are exchangeable with shares of the same class of other Funds.

Exchanges of Class A or Class I shares outstanding ("outstanding Class A or Class I shares") for Class A or Class I shares of a second Fund ("new Class A or Class I shares") are effected on the basis of relative net asset value per Class A or Class I share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the exchanged Class A or Class I shares and the sales charge payable at the time of the exchange on the new Class A or Class I shares. With respect to outstanding Class A or Class I shares received in a previous exchange, the "sales charge previously paid" will include the aggregate of the sales charges paid with respect to such Class A or Class I shares in the initial purchase and any subsequent exchange. Class A or Class I shares issued pursuant to dividend reinvestment are not subject to a sales charge. For purposes of the exchange privilege, however, these shares will be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class I shares on which the dividend was paid. Based on this formula, Class A and Class I shares of a Fund generally may be exchanged into the Class A or Class I shares, respectively, of a second fund with a reduced sales charge or without a sales charge. If you held the outstanding Class A or Class I shares used in the exchange for 30 days or less, you may also be charged a redemption fee at the time of the exchange.

Exchanges of Class B and Class C Shares. The Funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offer to exchange their Class B or Class C shares for Class B or Class C shares, respectively, of certain other Funds ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on the redemption of the outstanding shares. Certain Funds impose different CDSC schedules. If you exchange your Class B shares for shares of a fund with a different CDSC schedule, the higher schedule will apply. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the exchanged Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

You may also request exchanges by calling the Transfer Agent at 1-800-637-3863 if your account is held with the Transfer Agent for amounts up to $50,000. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored if: (i) the accountholder is deceased, (ii) the request is by an individual other than the accountholder of record, (iii) the account is held by joint tenants who are divorced or the address on the account has changed within the last 30 days, or
(iv) if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. Each Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans


You may make additions to an Investment Account through a service known as the Automatic Investment Plan. Under the Automatic Investment Plan, a Fund is authorized, on a regular basis, to provide systematic additions to your Investment Account through charges of $50 or more to your regular bank account by either pre-authorized checks or automated clearing house debits. You may also make additions to your account through the FDP Automatic Investment Plan. Alternatively, if you maintain a cash management account you may arrange to have periodic investments made in a Fund. Contact your financial intermediary for more information.


Automatic Dividend Reinvestment Plan

Unless you provide specific instructions as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the same Fund. You may, at any time, elect to have dividends paid in cash, rather than reinvested in shares of a Fund (provided that, if a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, the payment will automatically be reinvested in additional shares). If your account is maintained with the Transfer Agent, you may contact the Transfer Agent in writing or by telephone (1-800-637-3863). For other accounts, you should contact your financial adviser. Your instructions will be effected ten days after the receipt by the Transfer Agent of such notice. A Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be deposited directly in the shareholder's bank account.

Systematic Withdrawal Plans

You may elect to receive systematic withdrawals from your Investment Account by check or through automatic payment by direct deposit to your bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available if you have acquired shares of a Fund that have a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available if your shares have a value of $10,000 or more.

At the time of each withdrawal payment, sufficient shares are redeemed from your account to provide the withdrawal payment specified by you. You may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of business on the NYSE on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed or the direct deposit will be made, on the next business day following redemption. When you make systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. Your systematic withdrawal plan may be terminated at any time, without charge or penalty by you, a Fund, the Transfer Agent or the Distributor.

The maximum number of Class B or Class C shares that can be redeemed from an Investment Account annually will not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are normally redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, you must make a new election to join the systematic withdrawal program with respect to the Class A shares. If you wish to change the amount being withdrawn in a systematic withdrawal plan, you should contact your financial advisor or other financial intermediary.

Withdrawal payments should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of a Fund from investors who maintain a systematic withdrawal plan with respect to that Fund unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

Alternatively, if your shares are held within a cash management account or retirement account you may elect to have shares redeemed on a periodic basis as determined by the program. The proceeds of systematic redemptions will be posted to your account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A systematic redemption program may not be available if Fund shares are being purchased within the account pursuant to the automatic investment program. For more information shareholders should contact their financial adviser or other financial intermediary.

                               Pricing of Shares

Determination of Net Asset Value

The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time (on a class by class basis), rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance and distribution fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class A shares reflecting the daily expense accruals of the distribution fees applicable with respect to Class B and Class C shares of a Fund. It is expected, however, that the per share net asset value of all classes of a Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials among the classes.

Securities that are held by a Fund that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the OTC market, NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest.

Each Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

Computation of Offering Price Per Share


See Part I, Section VI "Computation of Offering Price" of the Funds' Statement of Additional Information for an illustration of the computation of the offering price for Class A, Class B, Class C and Class I shares.


                     Portfolio Transactions and Brokerage

Subject to policies established by the Board of Directors of the Corporation and oversight by the Investment Adviser, each Sub-Adviser is primarily responsible for the execution of a Fund's portfolio transactions and the allocation of brokerage. The Sub-Advisers do not execute transactions through any particular broker or dealer, but seek to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Sub-Advisers generally seek reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Sub-Advisers may select a broker based partly upon brokerage or research services provided to the Sub-Advisers and their respective clients, including a Fund. In return for such services a Sub-Adviser may cause a Fund to pay a higher commission than other brokers would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits a manager, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). Each Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to a Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services that might be paid with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for the Investment Adviser's or Sub-Advisers' individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser's receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Investment Adviser and Sub-Advisers do not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Investment Adviser or Sub-Advisers neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that any brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of Depositary Receipts, or other securities convertible into foreign equity securities. Depositary Receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on its portfolio strategies.

Each Fund invests primarily in securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff.


The Funds may not purchase securities during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff or pursuant to the Group Order Exemptive Order.


Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund also has retained or may retain an affiliated entity of the Investment Adviser as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. Please see Part I, Section VII "Portfolio Transactions and Brokerage" of the Funds' Statement of Additional Information for information on the securities lending fees to be paid to the lending agent by the Funds. In connection with securities lending activities, the lending agent may, on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund's expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the manager to the private investment company will not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser's waiver of a portion of its advisory fee.

Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Fund in any of its portfolio transactions executed on any securities exchange of which it is a member, appropriate consents have been obtained from each Fund and annual statements as to aggregate compensation will be provided to each Fund.

The Board of Directors of the Corporation has considered the possibility of seeking to recapture for the benefit of the Corporation brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by each Fund to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Board of Directors of the Corporation will reconsider this matter from time to time.


Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by the Investment Adviser, a sub-adviser or their affiliates (collectively, "clients") when one or more clients of the Investment Adviser, a sub-adviser or their affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Investment Adviser, a sub-adviser or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser, a sub-adviser or their affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Portfolio Turnover

While a Fund generally does not expect to engage in trading for short-term gains, it will effect portfolio transactions without regard to holding period if, in Fund management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

                              Dividends and Taxes

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in the Funds' Prospectus. Each Fund will also distribute all net realized capital gains, if any, to its shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.


For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see "Shareholder Services -- Automatic Dividend Reinvestment Plan." Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class A, Class B and Class C shares will be lower than the per share dividends on Class I shares and as a result of the account maintenance and distribution fees applicable to Class B and Class C shares and the account maintenance fees applicable to Class A shares. Similarly, the per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares.


Taxes

Each Fund intends to qualify, or continue to qualify, for the special tax treatment afforded to regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class I shareholders (together, the "shareholders"). Each Fund intends to distribute all or substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.


Each Fund, as a series of a series fund, is treated as a separate corporation for Federal income tax purposes. Each series, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described in the Funds' Prospectus and Statement of Additional Information. Losses in one series of a Fund do not offset gains in another series of such Fund, and the requirements (other than certain organizational requirements) for qualifying for status as a RIC are determined separately at the level of each individual series.


The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund's taxable income and capital gains will be distributed to achieve this objective. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

General Treatment of Fund Shareholders


Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Certain dividend income and long-term capital gain are eligible for taxation at reduced rates in the hands of non-corporate shareholders for taxable years ending in or prior to 2008. Distributions comprised of dividends from certain domestic corporations and certain qualified foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of dividends when paid by a RIC to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for such dividends to be qualified dividend income, the RIC must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio and the non-corporate shareholder must meet holding period and certain other requirements with respect to the RIC's shares. To the extent that a RIC engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Under these rules, a certain portion of ordinary income dividends paid by the MFS Research International FDP Fund, the Marsico Growth FDP Fund and the Van Kampen Value FDP Fund to non-corporate shareholders will constitute "qualified dividend income" and may be taxable to such shareholders at long-term capital gain rates. However, ordinary income paid by the MFS Research International FDP Fund from dividends received from nonqualifying foreign corporations will not be eligible for taxation at the reduced rates. Likewise, distributions from the Franklin Templeton Total Return FDP Fund derived from income on debt securities, certain types of preferred stock treated as debt for federal income tax purposes and short-term capital gain, will not constitute "qualified dividend income" eligible for taxation at the lower rates.

Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e. gains, from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any dividends eligible for the foreign tax credit, the dividends received deduction for corporate shareholders, the reduced federal income tax rate applicable to the qualified dividend income and the exemption from withholding for short-term capital gain and/or interest income for foreign shareholders, as described below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. The portion of each of Marsico Growth FDP Fund and Van Kampen Value FDP Fund's ordinary income dividends attributable to the dividends received from domestic corporations will be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. Marsico Growth FDP Fund and Van Kampen Value FDP Fund will allocate any dividends eligible for the dividends received deduction as well as any qualified dividend income eligible for taxation at the maximum 15% rate, discussed above, among each class of the its shares according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to shareholders of each class of stock during the taxable year, or such other method as the Internal Revenue Service may prescribe. To the extent that dividends are attributable to dividends received from foreign corporations, payments on certain types of preferred stock and other distributions ineligible for the deduction, they will not qualify for the dividends received deduction. Distributions by the Franklin Templeton Total Return FDP Fund and the MFS Research International FDP Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.


No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class A shares. A shareholder's basis in the Class A shares acquired upon conversion will be the same as the shareholder's basis in the converted Class B shares, and the holding period of the acquired Class A shares will include the holding period for the converted Class B shares.

If a shareholder exercises an exchange privilege within 90 days of acquiring the shares of a Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


The Franklin Templeton Total Return FDP Fund may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Franklin Templeton Total Return FDP Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income in a taxable year may not be represented by cash income, the Franklin Templeton Total Return FDP Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, Franklin Templeton Total Return FDP Fund's investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of cash generated by such investments.


Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresidents aliens and foreign entities if and the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. It is uncertain, however, what portion, if any, of a Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign shareholders. The 2004 Tax Act also provides that distributions of a RIC attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury regulations (including gains on the sales or exchange of shares in certain "U.S. real property holding corporations," which may included certain REITs and certain REIT capital gain dividends among other entities) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduate rate applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign shareholders to file a U.S. federal income tax return. These provisions generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's Federal income tax liability provided that the required information is timely forwarded to the Internal Revenue Service.


Dividends and interest received by the MFS Research International FDP Fund, Marsico Growth FDP Fund, Van Kampen Value FDP Fund and Franklin Templeton Total Return FDP Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the U.S. may reduce or eliminate such taxes. Shareholders of certain RICs, such as the MFS Research International FDP Fund, that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by such funds, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a RIC. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. A RIC also must meet these holding period requirements, and if it fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the fund. Further, to the extent that a RIC engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit. If MFS Research International FDP Fund satisfies the applicable requirements, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. Federal income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the MFS Research International FDP Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. Federal withholding tax for the foreign taxes treated as having been paid by such shareholder. The MFS Research International FDP Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. For this purpose, the MFS Research International

FDP Fund will allocate foreign source income among each class of shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction and dividends taxable at the maximum 15% tax rate.


Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to
RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.


If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, it will generally be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, the Fund may be eligible to elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value but only to the extent of previously recognized "mark-to-market" gains. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.


The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

Shareholders of each Fund are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                               Performance Data

From time to time a Fund may include its average annual total return and other total return data, and if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return, yield and tax-equivalent yield each is determined separately for Class A, Class B, Class C and Class I shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal individual Federal income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character of each dividend. The taxable amount and tax character of each dividend are specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal individual Federal income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30 day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Fund's yield that is not tax-exempt.

A Fund's total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of Class A or Class I shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.


On occasion, a Fund may compare its performance to, among other things, the Fund's benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Analytical Services, Inc. Morningstar Inc. ("Morningstar"), Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period. In addition, from time to time a Fund may include the Fund's Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Investment Adviser.


A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

                     Proxy Voting Policies And Procedures



The Corporation's Board of Directors has delegated to each Sub-Adviser authority to vote all proxies relating to the applicable Fund's portfolio securities pursuant to the policies and procedures of the respective Sub-Adviser as part of its general management of the applicable Fund, subject to the Board of Director's continuing oversight. The proxy voting procedures of the Sub-Advisers are included in Appendix B to this Statement of Additional Information.


After the Funds commence operations, information about how a Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 will be available without charge (1) at www.mutualfunds.ml.com and (2) on the Commission's web site at http://www.sec.gov.

                              General Information

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or account maintenance expenses have exclusive voting rights with respect to matters relating to such distribution and account maintenance expenditures (except that Class B shareholders may vote upon any material changes to such expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of

Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold an annual meeting of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a Investment Advisory Agreement; (iii) approval of a distribution agreement; and
(iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in the Funds' Prospectus. Each share of Class A, Class B, Class C and Class I Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

Under Maryland law, the by-laws of a Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

See Part I, Section IX "Additional Information -- Description of Shares" of the Funds' Statement of Additional Information for additional capital stock information for the Funds.

Additional Information

See Part I, Section IX "Additional Information - Principal Holders" of the Funds' Statement of Additional Information for information on the holders of 5% or more of any class of shares of the Funds.

                                  APPENDIX A

                          Description Of Bond Ratings

Description of Moody's Investors Service, Inc.'s ("Moody's") Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


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Description of Moody's U.S. Short-Term Ratings

MIG 1/VMIG 1      This designation denotes superior credit quality.
                  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes strong credit quality.  Margins
                  of protection are ample, although not as large as in the preceding group.

MIG               3/VMIG 3 This designation denotes acceptable credit quality.
                  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                This designation denotes speculative-grade credit quality.
                  Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Commercial Paper Ratings / Demand Obligation Ratings

         Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Debt Ratings

   A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

   The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The issue credit ratings are based, in varying degrees, on the following considerations:

         I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II. Nature of and provisions of the obligation;

         III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


Long-term Issue Credit Ratings


AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The Obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB            An obligation rated "BB," "B," "CCC," "CC" and "C" are regarded
B             as having significant speculative characteristics. "BB"
CCC           indicates the least degree of speculation and "C" the highest
CC            degree of speculation. While such debt will likely have
C             some quality and protective characteristics, these may be
              outweighed by large uncertainties or major risk exposures to adverse conditions.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c The "c"subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


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


r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

         --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3          Speculative capacity to pay principal and interest.

Description of Fitch Ratings' ("Fitch") Investment Grade Bond Ratings

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Description of Fitch's Speculative Grade Bond Ratings

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

D             Bonds are in default on interest and/or principal payments. Such
DD            bonds are extremely speculative and should be valued on
DDD           the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

              Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

NR            Indicates that Fitch does not rate the specific issue.

Conditional   A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended     A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn     A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert    Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                                  APPENDIX B


                   MFS proxy voting policies and procedures
   September 17, 2003, as revised on September 20, 2004 and March 15, 2005

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under MFS' proxy and voting policies.

These policies and procedures include:

A. Voting Guidelines

B. Administrative Procedures

C. Monitoring System

D. Records Retention

E. Reports

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential conflicts of interest do arise, MFS will analyze, document and report on such potential conflicts (see Sections B.2 and E below), and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential conflicts of interest.

2. MFS' Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with a majority of directors who are "independent" of management, and whose key committees (e.g. compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for a nominee for a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent." MFS will also withhold its vote for a nominee to the board if he or she failed to attend at least 75% of the board meetings in the previous year without a valid reason. In addition, MFS will withhold its vote for all nominees standing for election to a board of a U.S. issuer: (1) if, since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has repriced underwater options; or (2) if, within the last year, shareholders approved by majority vote a resolution recommending that the board rescind a "poison pill" and the board has failed to take responsive action to that resolution. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or public assurances that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

MFS evaluates a contested election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

Classified Boards

MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.

Non-Salary Compensation Programs

Restricted stock plans are supposed to reward results rather than tenure, so the issuance of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime the holder is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold by the holder.

MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

MFS opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

MFS opposes stock option and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option and restricted stock plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS may accept a higher percentage (up to 20%) in the case of startup or small companies which cannot afford to pay large salaries to executives, or in the case where MFS, based upon the issuer's public disclosures, believes that the issuer has been responsible with respect to its recent compensation practices, including the mix of the issuance of restricted stock and options.


MFS votes in favor of stock option or restricted stock plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option and restricted stock plans for company executives.

Expensing of Stock Options

While we acknowledge that there is no agreement on a uniform methodology for expensing stock options, MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set limits on executive compensation. Shareholder proposals seeking to set limits on executive compensation tend to specify arbitrary compensation criteria. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's stock performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured. MFS evaluates other executive compensation restrictions (e.g., terminating the company's stock option or restricted stock programs, freezing executive pay during periods of large layoffs, and establishing a maximum ratio between the highest paid executive and lowest paid employee) based on whether such proposals are in the best long-term economic interests of our clients.

Employee Stock Purchase Plans

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

"Golden Parachutes"

From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

MFS will vote for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills." Nevertheless, MFS will consider supporting the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).

MFS will consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

Issuance of Stock

There are many legitimate reasons for issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Confidential Voting

MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which now for the first time (for U.S. listed companies) must be comprised solely of "independent" directors.

Written Consent and Special Meetings

Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.

Independent Auditors

MFS believes that the appointment of auditors is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Best Practices Standards

Best practices standards are rapidly developing in the corporate governance areas as a result of recent corporate scandals, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these developments. However, many issuers are not publicly registered, are not subject to these enhanced listing standards, or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that - given the circumstances or the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

Foreign Issuers - Share Blocking

In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

Social Issues

There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to promulgate special reports on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Review Group

The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

     a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

     b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

     c.   Considers special proxy issues as they may arise from time to time.

The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

2. Potential Conflicts of Interest

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these monitoring responsibilities.

In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where
(i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

     a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

     b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

     c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

     d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to the MFS' Conflicts Officer.

The members of the MFS Proxy Review Group other than the Proxy Consultant are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically as appropriate.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group.

4. Analyzing Proxies

After input into the Proxy Administrator system, proxies which are deemed to be routine and which do not require the exercise of judgment under these guidelines (e.g., those involving only uncontested elections of directors and the appointment of auditors)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst (e.g., those that involve merger or acquisition proposals) are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.

Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and other relevant materials. His or her recommendation as to how each proxy proposal should be voted, including his or her rationale on significant items, is indicated on copies of proxy cards. These cards are then forwarded to the MFS Proxy Review Group.(2)

As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., mergers and acquisitions), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. But, the MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained as required by applicable law.

E. REPORTS

MFS Funds

Annually, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore automatically voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; (v) approval of share repurchase programs; (vi) election of directors in uncontested elections and (vii) appointment of auditors.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine the vote in what it believes to be the best long-term economic interests of MFS' clients.

                                  APPENDIX C


                        MARSICO CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICY AND PROCEDURES


A.   Statement of Policy

1. It is the policy of Marsico Capital Management, LLC ("MCM") to vote all proxies over which it has voting authority in the best interest of MCM's clients, as summarized here.

o Under MCM's investment discipline, one of the qualities MCM usually seeks in companies it invests in for client portfolios is good management. Because MCM has some confidence that the managements of most portfolio companies it invests in for clients seek to serve shareholders' best interests, we believe that voting proxies in our clients' best economic interest ordinarily means voting with these managements' recommendations.

o Although MCM ordinarily will vote proxies with management recommendations, MCM's analysts generally review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, MCM might decide to vote a proxy against a management recommendation. MCM may notify affected clients of such a decision if it is reasonably feasible to do so.

o MCM generally will abstain from voting, or take no action on, proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting with management may not be in the best economic interest of clients, or as an alternative to voting with management. MCM will not notify clients of these routine abstentions or decisions not to take action.

o In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict, and give notice to clients if it is reasonably feasible to do so.

o MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's proxy voting policy and information about the voting of a client's proxies are available to the client on request.

B. Definitions

2. By "best interest of MCM's clients," MCM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

3.a. By "material conflict of interest," MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and MCM's parent company, Bank of America Corporation ("BAC") or a BAC subsidiary.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM's employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer's (or affiliated entity's) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

C. Procedures: MCM Invests With Managements That Seek Shareholders' Best Interests, and Ordinarily Votes Proxies with Management Recommendations

4. Under MCM's investment discipline, one of the qualities MCM usually seeks in portfolio companies it invests in for clients is good management. MCM has some confidence that the managements of most companies in which MCM invests for client portfolios seek to serve shareholders' best interests. Because MCM has some confidence in the managements of most portfolio companies, it believes that these managements' decisions and recommendations on issues such as proxy voting ordinarily are likely to be in shareholders' best interests.

5. Therefore, when portfolio companies in which MCM has invested client funds issue proxies, MCM ordinarily votes the proxies with management recommendations, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of MCM's clients.

6. MCM may periodically reassess its view of company managements. If MCM concludes that a company's management no longer serves shareholders' best interests, MCM may sell its clients' shares of the company. MCM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management.

D. Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting of portfolio securities. At the present time, MCM employs Institutional Shareholder Services ("ISS") for this purpose. ISS votes proxies for MCM in accordance with MCM's instructions based on MCM's proxy voting policy, maintains records of proxy votes, and assists in preparing certain reports. To avoid the possibility that MCM's proxy votes could be affected by potential conflicts of interest that may exist between ISS and a proxy issuer, MCM generally does not follow ISS's voting recommendations, or cause ISS to vote proxies for MCM based on ISS's recommendations (although MCM may do so in certain circumstances discussed in "Alternative Procedures for Potential Material Conflicts of Interest" below).

E. Procedures: Abstention/No Action/Other Exceptions

8. If MCM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, MCM generally may abstain from voting or may take no action on proxies issued by the company after MCM has made the decision to sell. MCM generally will not notify clients when this type of abstention (or decision to take no action) occurs. If MCM receives proxies relating to shares of a company as a result of an account transition, as may periodically occur in wrap program accounts, MCM generally may choose to abstain from voting or to take no action on the proxies because the related shares may not be retained in the account for a substantial period of time.

9. MCM also may abstain from voting or may take no action on proxies in other circumstances. MCM may determine, for example, that abstaining from voting or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements, when abstention or taking no action may be the most appropriate response to a proposal, or as an alternative to voting with management. MCM generally will not notify clients when this type of abstention (or decision to take no action) occurs.

10. On an exceptions basis, MCM may for other reasons choose to depart from its usual procedure of ordinarily voting proxies as recommended by management. MCM may notify affected clients of such a decision if it is reasonably feasible to do so. The procedures in this policy apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

F. Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM's interests and the interests of affected clients in how the proxies of that issuer are voted.

12. Because MCM does not exercise discretion in voting proxies, but ordinarily votes proxies as recommended by management, no potential conflict of interest could actually affect MCM's voting of the proxies.

13.a. Nevertheless, when MCM itself knowingly does business with a particular proxy issuer or closely affiliated entity (or has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and BAC or a BAC subsidiary), and a material conflict of interest between MCM's interests and clients' interests may appear to exist, MCM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve either:

     (i) Causing the proxies to be "echo voted" or "mirror voted" in the same proportion as the votes of other proxy holders that are not MCM clients; or

     (ii) Causing the proxies to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations in an impartial manner and in the best interests of the adviser's clients. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate, each time the service provider makes a voting recommendation upon which MCM proposes to rely, that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to the adviser relevant facts concerning the firm's relationship with the proxy issuer and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM generally will not notify clients if it uses either of these usual procedures to resolve an apparent material conflict of interest. MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

13.b. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

     (i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies under its usual policy;

    (ii)  Abstaining from voting, or taking no action on, the proxies; or


    (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

14. MCM generally would notify affected clients if it is reasonably feasible to do so if it uses one of these alternative procedures to resolve a material conflict of interest.

G. Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests.

16. MCM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM's guidelines or with the client's best economic interest in MCM's view.

17. MCM generally will abstain from voting on or will take no action on proxy votes relating to the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

H. Persons Responsible for Implementing MCM's Policy

18. MCM's Client Services staff has primary responsibility for implementing MCM's proxy voting procedures, including ensuring that proxies are timely submitted. MCM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

19. MCM's Investment Management Department, including security analysts, routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

I. Recordkeeping

20. MCM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

     (i)  Copies of all proxy voting policies and procedures;

     (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

    (iii) Records of proxy votes cast on behalf of clients;

     (iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

     (v) Written client requests for proxy voting information, and (vi) written responses by MCM to written or oral client requests.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of MCM or a service provider for the first two years).

J. Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and how a client may learn of MCM's voting record for the client's securities through summary disclosure in Part II of MCM's Form ADV. Upon receipt of a client's request for more information, MCM will provide to the client a copy of this proxy voting policy and/or how MCM voted proxies for the client during the period since this policy was adopted.



*        *        *


MCM's Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.


Approved by:          Steven Carlson /s/
                      ------------------

Title:                Chief Compliance Officer
                      ------------------------

Effective Date:       October 1, 2004
                      ---------------

                                  APPENDIX D

                     MORGAN STANLEY INVESTMENT MANAGEMENT
                      PROXY VOTING POLICY AND PROCEDURES

I.       POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Proxy Voting Policy and Procedures") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following:
Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the

ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III.     GUIDELINES

A.       Management Proposals

         1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

                    o    Selection or ratification of auditors.

                    o Approval of financial statements, director and auditor reports.

                    o General updating/corrective amendments to the charter.

                    o Proposals to limit Directors' liability and/or broaden indemnification of Directors.

                    o Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

                    o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                    o Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

                    o    Proposals to eliminate cumulative voting.

                    o    Proposals to eliminate preemptive rights.

                    o Proposals for confidential voting and independent tabulation of voting results.

                    o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

                    Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

                    (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;

                    (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

                   (iii) Where the nominees standing for election have not
                         taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

                  Capitalization changes
                  ----------------------

                    o Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

                    o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

                    o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

                    o    Proposals for share repurchase plans.

                    o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

                    o    Proposals to effect stock splits.

                    o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

                  Compensation
                  ------------

                    o Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

                    o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

                    o Proposals for the establishment of employee stock option Plans and other employee ownership plans.

                    o Proposals for the establishment of employee retirement and severance plans

                  Anti-Takeover Matters
                  ---------------------

                    o Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

                    o Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

                    o Proposals to establish cumulative voting rights in the election of directors.

                    o Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

                    o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

                    o    Proposals to create "blank check" preferred stock.

                    o Proposals relating to changes in capitalization by 100% or more.

                    o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

                    o Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

                    o    Proposals to indemnify auditors.

         5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

                  Corporate Transactions
                  ----------------------

                    o Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

                    o Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

                    o Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

                    o Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                        (i) The stock option plan should be incentive based;

                       (ii) For mature companies, should be no more than 5% of
                            the issued capital at the time of approval;

                      (iii) For growth companies, should be no more than 10% of
                            the issued capital at the time of approval.

                  Anti-Takeover Provisions
                  ------------------------

                    o Proposals requiring shareholder ratification of poison pills.

                    o Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

          1. The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

               o Proposals requiring auditors to attend the annual meeting of shareholders.

               o Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

               o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

               o Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.

               o Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

               o    Proposals requiring confidential voting.

               o Proposals to reduce or eliminate supermajority voting requirements.

               o Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

               o    Proposals to require the company to expense stock options.

          2. The following shareholder proposals will be voted as determined by the Proxy Review Committee:

               o    Proposals that limit tenure of directors.

               o    Proposals to limit golden parachutes.

               o Proposals requiring directors to own large amounts of stock to be eligible for election.

               o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

               o Proposals that limit retirement benefits or executive compensation.

               o Proposals requiring shareholder approval for bylaw or charter amendments.

               o Proposals requiring shareholder approval of executive compensation.

               o Proposals requiring shareholder approval of golden parachutes.

               o Proposals to eliminate certain anti-takeover related provisions.

               o    Proposals to prohibit payment of greenmail.

          3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review
               Committee:

               o Proposals to declassify the Board of Directors (if management supports a classified board).

               o Proposals requiring a U.S. company to have a separate Chairman and CEO.

               o Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

               o Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

               o Proposals that require inappropriate endorsements or corporate actions.

               o Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

IV.      ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.       Proxy Review Committee

         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

                  (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

                  (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

                  (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

                  (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

                  (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chairman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

                  (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

                  (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.       Identification of Material Conflicts of Interest

         1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

         2. A material conflict of interest could exist in the following situations, among others:

                  (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

                  (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

                  (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

C.       Proxy Voting Reports

                  (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

                  (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

                                  APPENDIX E

                         CRC Procedure Summary Sheet
                         ---------------------------

---------------------------------------------------------------------------------------------------------------------
Date:                          June 29, 2004
---------------------------------------------------------------------------------------------------------------------
Name of Procedure: (include    Adviser Proxy Voting Policies and Procedures (A-101)
Tracking #):
---------------------------------------------------------------------------------------------------------------------
Date of Most Recent            June 29, 2004
Revision:
---------------------------------------------------------------------------------------------------------------------
Funds Affected:                All Funds
---------------------------------------------------------------------------------------------------------------------
Related Statute/Rule/          1940 Act Rule 30b1-4, Forms N-1A, N-2 and N-PX; Advisers Act Rules 204-2(c) and Rule
Release/No-Action:             206(4)-6.
---------------------------------------------------------------------------------------------------------------------
Purpose of the Procedure:      1.    Ensure that Adviser votes portfolio securities of
                                     mutual funds and other clients in the best interest
                                     of the clients;

                               2.    Address material conflicts of interests
                                     that may arise between Adviser and its
                                     clients in voting proxies of issuers of
                                     clients' securities;

                               3. Disclose to clients and fund shareholders information about the procedures and how
                                     Adviser voted portfolio securities; and

                               4.    Make timely filings with the SEC related
                                     to proxy voting.
---------------------------------------------------------------------------------------------------------------------
Preventative Mechanism         1.    Proxy Group that is a part of the Adviser Legal
Utilized by the Procedures:          Compliance Department is devoted to proxy voting
                                     administration.

                               2. Procedures specify who is responsible for processing incoming proxies, analyzing the proxies and voting them.

                               3.    Procedures mandate specific steps to be
                                     taken once a proxy is received through
                                     the vote of the proxy.

                               4.    Procedures require the generation and
                                     maintenance of records documenting the
                                     proxy voting process.

                               5.    The Proxy Group and Legal Compliance
                                     Staff that coordinates fund disclosure,
                                     on a timely basis, files all required
                                     Forms N-PX with respect to investment
                                     company clients, discloses that its proxy
                                     voting record is available on the web
                                     site, and makes available the information
                                     disclosed in its Form N-PX as soon as is
                                     reasonably practicable.
---------------------------------------------------------------------------------------------------------------------


This summary provides a common format to quickly review the preventive, detective,and corrective mechanisms utilized by the procedures referenced in this summary document. For more detailed information, please refer to the procedures.


                                     E-1


---------------------------------------------------------------------------------------------------------------------
                               6.    The Proxy Group and Legal Compliance
                                     Staff that coordinates fund disclosure
                                     ensures that all required disclosure
                                     about proxy voting of investment company
                                     clients is made in such clients'
                                     financial statements and disclosure
                                     documents.

                               7.    Annual approval of the procedures by the
                                     Board of Directors.
---------------------------------------------------------------------------------------------------------------------
Detective Mechanism Utilized   1.    The Proxy Group will periodically review the process by which proxy voting
by the Procedures:                   information is transmitted from the Proxy Group to Institutional Shareholder
                                     Services ("ISS"), an unaffiliated third party provider of proxy vote research and recordkeeping.

                               2. Periodically, the Proxy Group will verify that:

                                     a.  All proxies for the securities held by
                                         clients have been received;

                                     b.  Each proxy or a sample of proxies
                                         received has been voted in a manner
                                         consistent with these Procedures and
                                         the Proxy Voting Guidelines;

                                     c.  Adequate disclosure has been made to
                                         clients and fund shareholders about
                                         the procedures and how proxies were
                                         voted; and

                                     d.  Timely filings were made with the SEC
                                         related to proxy voting.

                               3.    The Proxy Group will periodically review
                                     web site posting and update the posting
                                     when necessary.
---------------------------------------------------------------------------------------------------------------------
Corrective Mechanism Used by   1.    The Proxy Group will investigate, or cause others to investigate, any and all
the Procedures:                      instances where these Procedures have been violated or there is evidence that they are not being followed.

                               2.    Based upon the findings of these
                                     investigations, the Proxy Group, if
                                     practicable will recommend amendments to
                                     the Procedures to minimize the likelihood
                                     of the reoccurrence of non-compliance.
---------------------------------------------------------------------------------------------------------------------
Additional History or
Background Notes (if any):
---------------------------------------------------------------------------------------------------------------------

                           PART C. OTHER INFORMATION

Item 23.   Exhibits.


Exhibit
Number
-------
1(a)     --       Articles of Incorporation of the Registrant, dated March 31, 2005.(a)
 (b)     --       Articles of Amendment to the Articles of Incorporation, dated June 1, 2005.
2        --       By-Laws of the Registrant.
3(a)     --       Portions of the Articles of  Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(b)
4(a)     --       Form of Investment  Advisory  Agreement, between the Registrant and Fund Asset Management, L.P. ("FAM" or the
                  "Investment Adviser").
 (b)     --       Form of Sub-Advisory Agreement between the Investment Adviser and Massachusetts Financial Services Company.*
 (c)     --       Form of Sub-Advisory Agreement between the Investment Adviser and Marsico Capital Management, LLC.*
 (d)     --       Form of Sub-Advisory Agreement between the Investment Adviser and Van Kampen Asset Management.*
 (e)     --       Form of Sub-Advisory Agreement between the Investment Adviser and Franklin Advisers, Inc.*
5        --       Form of Unified  Distribution  Agreement  between the Registrant and FAM  Distributors, Inc. (the "Distributor")
                  (including Form of Selected Dealers Agreement).(c)
6        --       None.
7        --       Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co.(d)
8(a)     --       Form of Unified Transfer Agency, Dividend Disbursing
                  Agency and Shareholder Servicing Agency Agreement between the
                  Registrant and Financial Data Services, Inc.(e)
 (b)     --       Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (f)
 (c)     --       Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (f)
 (d)     --       Third  Amended and  Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (f)
 (e)     --       Fourth  Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties. (g)
 (f)     --       Fifth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(e)
 (g)     --       Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(h)
 (h)     --       Securities Lending Agency Agreement between the Registrant and Merrill Lynch Investment Managers LLC.(i)
9        --       Opinion of Sidley Austin Brown & Wood LLP, counsel for the Registrant.*
10       --       Consent of               , independent registered public accounting firm for the Registrant.*
11       --       None.
12       --       Certificate of Fund Asset Management, L.P.*
13(a)    --       Form of Amended and Restated Class A Distribution Plan.(j)
  (b)    --       Form of Amended and Restated Class B Distribution Plan.(c)
  (c)    --       Form of Amended and Restated Class C Distribution Plan.(c)
14       --       Revised Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule 18f-3.(j)
15(a)    --       Code of Ethics of the Registrant, Investment Adviser and the Distributor.(k)
  (b)    --       Code of Ethics of Massachusetts Financial Services Company, Sub-Adviser to MFS Research International FDP Fund.
  (c)    --       Code of Ethics of Marsico Capital Management, LLC, Sub-Adviser to Marsico Growth FDP Fund.
  (d)    --       Code of Ethics of Van Kampen Asset Management, Sub-Adviser to Van Kampen Value FDP Fund.
  (e)    --       Code of Ethics of Franklin Advisers, Inc., Sub-Adviser to Franklin Templeton Total Return FDP Fund.
16       --       Power of Attorney.

---------------
*    To be filed by subsequent amendment.

(a) Filed on April 1, 2005 as an exhibit to the Registrant's Registration Statement on Form N-1A (333-123779).

(b) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1)(a) to the Registration Statement; and to Article II, Article III (sections 1, 3, 5, 6 and 17),
     Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws, as Exhibit (2) to the Registration Statement.

(c) Incorporated by reference to Exhibits 5, 13(a) and 13(b) to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Merrill Lynch Principal Protected Trust (File No. 333-92404) filed on October 28, 2002.

(d) Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739) filed on January 30, 2002.

(e) Incorporated by reference to Exhibits 8(a)(1) and 8(c)(5) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on January 14, 2005.

(f) Incorporated by reference to Exhibits (b), (b)(2) and (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2002.

(g) Incorporated by reference to Exhibit 8(c)(4) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Global Growth Fund, Inc. (File No. 333-32899), filed on December 4, 2003.

(h) Incorporated by reference to Exhibit 8(d) to Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(i) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1 of Merrill Lynch Global Technology Fund, Inc. (File No. 811-8721) filed on December 23, 2002.

(j) Incorporated by reference to Exhibits 13(a) and 14 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Merrill Lynch Pacific Fund, Inc., filed on April 17, 2003.

(k) Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936) filed on January 22, 2004.



Item 24.   Persons controlled by or under common control with registrant.

The Registrant is not controlled by or under common control with any other person.

Item 25.   Indemnification.


Reference is made to Article VI of the Registrant's Articles of Incorporation,
Article VI of the Registrant's By-Laws (the "By-Laws") and Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.


The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify or purchase insurance to the extent provided in
Article VI on behalf of an employee or agent who is not an officer or director of the Registrant.

The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

The Investment Advisory Agreement between the Registrant and FAM limits the liability of FAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

Fund Asset Management, L.P. ("FAM" or the "Investment Adviser") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to certain other portfolios.

Merrill Lynch Investment Management, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for at least the last two fiscal years for his, her or its own account or in the capacity of director, officer, partner or trustee. Additionally, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM, MLIM or their affiliates, and Mr. Doll is an officer and/or Board member of all or substantially all of such companies.

                                          Position(s) with                      Other Substantial Business,
Name                                      Investment Adviser                  Profession, Vocation or Employment
-----                          -------------------------------------    --------------------------------------------------
ML & Co.                        Limited Partner                          Financial Services Holding Company;  Limited Partner
                                                                         of MLIM

Princeton Services              General Partner                          General Partner of MLIM

Robert C. Doll, Jr.             President                                President of  MLIM/FAM-advised  funds;  President of
                                                                         MLIM,  Co-Head  (Americas  Region) of MLIM from 1999
                                                                         to  2001;   President   and  Director  of  Princeton
                                                                         Services;  President  of  Princeton  Administrators;
                                                                         Chief Investment Officer of OppenheimerFunds,  Inc.,
                                                                         in 1999 and Executive  Vice  President  thereof from
                                                                         1991 to 1999

Donald C. Burke                 First Vice President and                 First Vice  President and Treasurer of MLIM;  Senior
                                Treasurer                                Vice President,  Director and Treasurer of Princeton
                                                                         Services; Vice President of FAMD

Andrew J. Donohue               Senior Vice President and                Senior Vice  President and General  Counsel of MLIM;
                                General Counsel                          Senior Vice President,  General Counsel and Director
                                                                         of  Princeton  Services;  President  and Director of
                                                                         FAMD

Alice A. Pellegrino             Secretary                                Secretary of MLIM, Princeton Services and FAMD







Item 27.   Principal Underwriters.


(a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury

Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Fund, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., FDP Series, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc.


(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.

                       Position(s) and Office(s)     Position(s) and Office(s)
Name                          with FAMD                   with Registrant
-----                 --------------------------- -----------------------------
Andrew J. Donohue     President and Director       None
Michael G. Clark      Director                     None
Thomas J. Verage      Director                     None
Donald C. Burke       Vice President               Vice President and Treasurer
John Fosina           Treasurer                    None
Daniel Dart           Director                     None
Jerry W. Miller       Director                     None
Alice A. Pellegrino   Secretary                    Secretary

(c) Not applicable.

Item 28.   Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536-9011), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.   Management Services.

Other than as set forth under the caption "Management of the Fund - Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under Part I "Management and Advisory Arrangements" and Part II "Management and Other Service Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings.

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 2nd day of June, 2005.

                             FDP SERIES, INC. (Registrant)

                             By:      /s/  Robert C. Doll, Jr.
                                --------------------------------------------
                                (ROBERT C. DOLL, JR., PRESIDENT)

Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Andrew J. Donohue, Donald C. Burke, Michael G. Clark and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               Signatures                                     Title                                    Date
             -------------                                  ----------                                 ------
                                                     President and Director
           /s/ Robert C. Doll                     (Principal Executive Officer)                  June 2, 2005
-----------------------------------------
         (ROBERT C. DOLL, JR.)

                                                   Vice President and Treasurer
          /s/ Donald C. Burke              (Principal Financial and Accounting Officer)          June 2, 2005
-----------------------------------------
           (DONALD C. BURKE)


           /s/ David O. Beim                                 Director                            June 2, 2005
-----------------------------------------
            (DAVID O. BEIM)


           /s/ James T. Flynn                                Director                            June 2, 2005
-----------------------------------------
            (JAMES T. FLYNN)


           /s/ W. Carl Kester                                Director                            June 2, 2005
-----------------------------------------
            (W. CARL KESTER)


          /s/ Karen P. Robards                               Director                            June 2, 2005
-----------------------------------------
           (KAREN P. ROBARDS)

                                   Exhibits


1(b)     --       Articles of Amendment to the Articles of Incorporation.
2        --       By-Laws of the Registrant.
4(a)     --       Form of Investment Advisory Agreement, between the Registrant and Fund Asset Management, L.P. ("Investment
                  Adviser").
15(b)    --       Code of Ethics of Massachusetts Financial Services Company, Sub-Adviser to MFS Research International FDP Fund.
  (c)    --       Code of Ethics of Marsico Capital Management, LLC, Sub-Adviser to Marsico Growth FDP Fund.
  (d)    --       Code of Ethics of Van Kampen Asset Management, Sub-Adviser to Van Kampen Value FDP Fund.
  (e)    --       Code of Ethics of Franklin Advisers, Inc., Sub-Adviser to Franklin Templeton Total Return FDP Fund.